                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


               Investment Company Act File Number: 811-04015
                                                   ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                Maureen A. Gemma
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                        (registrant's Telephone Number)

                                   October 31
                                   ----------
                            Date of Fiscal Year End

                                October 31, 2007
                                ----------------
                            Date of Reporting Period

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

ITEM 1. REPORTS TO STOCKHOLDERS.

      [EV logo]
EATON VANCE(R)
-------------------
Managed Investments

[graphic omitted]

Annual Report October 31, 2007


                                  EATON VANCE
                                   STRUCTURED
                                    EMERGING
                                    MARKETS
                                      FUND

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

o We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

            For more information about Eaton Vance's Privacy Policy,
                          please call 1-800-262-1122.

                          ---------------------------

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

                          ---------------------------

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

                          ---------------------------

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2007

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[Photo of Thomas Seto]
Thomas Seto
Parametric Portfolio
Associates LLC


[Photo of David Stein, Ph.D.]
David Stein, Ph.D.
Parametric Portfolio
Associates LLC

THE FUND
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Performance for the Past Year

o During the year ended October 31, 2007, the Fund's Class A shares had a total return of 56.95%. This return resulted from an increase in net asset value
  (NAV) per share to $17.50 on October 31, 2007, from $11.15 on October 31, 2006.(1)

o The Fund's Class C shares had a total return of 55.76% for the same period, the result of an increase in NAV per share to $17.32 on October 31, 2007, from $11.12 on October 31, 2006.(1)

o The Fund's Class I shares had a total return of 57.34% for the same period, the result of an increase in NAV per share to $17.54 on October 31, 2007, from $11.15 on October 31, 2006, and the reinvestment of $0.002 in dividends paid.(1)

o For comparison, during the same period, the average return of the Fund's peer group, the Lipper Emerging Markets Funds Classification, was 63.25%, while the return for the Fund's benchmark, the Morgan Stanley Capital International
  (MSCI) Emerging Markets Index (the "MSCI Index") -- an unmanaged index of common stocks traded in emerging markets -- was 67.84%.(2)

MANAGEMENT DISCUSSION
-------------------------------------------------------------------------------

o During the year ended October 31, 2007, U.S. and international stock markets moved higher amid a significant increase in volatility. In the first half of the period, investors were cautiously optimistic about the economy, inflation, interest rates, and corporate profits, although markets both in the U.S. and abroad saw sharp declines from late February through mid-March 2007. Markets recovered strongly through mid-July, only to decline again more dramatically in late July and August due to fallout from the subprime mortgage crisis in the U.S., which contributed to a broader tightening of credit globally. The U.S. Federal Reserve Board (the "Fed") responded to the subprime situation by lowering the Fed Funds Rate -- a key short-term interest rate benchmark -- to 4.50% by period's end. Emerging markets exhibited degrees of immunity to U.S. and other developed market forces, making them a unique asset class. Mainland China, for example, increased 14% during the first half of August in the midst of global market turmoil.

o During the year, the Fund had strong performance but underperformed the average return of the Lipper Emerging Markets Funds Classification and the MSCI Index. This underperformance was due primarily to the Fund's structural underweights in China and Brazil, the top- and third-highest performing countries in the MSCI Index, respectively. However, the underweight to China was helpful when China's stock market declined sharply in the first quarter of 2007.(2)

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. Absent expense limitations by the investment adviser, sub-adviser and the administrator, the returns would be lower.

(2) It is not possible to invest directly in an Index or Lipper Classification. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

-------------------------------------------------------------------------------
FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------

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The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
-------------------------------------------------------------------------------

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2007

PORTFOLIO INFORMATION

o The greatest contributions to the Fund's performance came from Russia, South Korea, and Taiwan. The Fund was underweighted in these countries, all of which underperformed the MSCI Index return during the period. From an industry sector standpoint, the information technology, consumer staples and energy sectors all added to the Fund's relative returns during the period.(1)

o In addition to China and Brazil, the Fund's relative performance was held back primarily by market exposure to Kenya and the United Arab Emirates, both of which underperformed, and by a slight overweight to the struggling financials sector. An underweight in the strong-performing materials sector also detracted somewhat from the Fund's relative returns.(1)

(1) Sector weightings are subject to change due to active management.

REGIONAL WEIGHTINGS(2)
-------------------------------------------------------------------------------
By total investments

Asia/Pacific                              38.8%
Emerging Europe                           21.5%
Middle East/Africa                        21.2%
Latin America                             17.6%
United States                              0.9%

(2) As a percentage of the Fund's total investments as of 10/31/07. Portfolio information may not be representative of the Fund's current or future investments and may change due to active management.

SECTOR WEIGHTINGS(3)
-------------------------------------------------------------------------------
By net assets

Financials                             23.3%
Telecommunication Services             13.7%
Industrials                            12.0%
Energy                                  9.9%
Materials                               9.6%
Consumer Staples                        8.8%
Consumer Discretionary                  7.1%
Utilities                               4.9%
Diversified                             3.9%
Information Technology                  3.1%
Investment Funds                        1.5%
Other                                   0.8%

(3) As a percentage of the Fund's net assets as of 10/31/07. Portfolio information may not be representative of the Fund's current or future investments and may change due to active management.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2007

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class A of the Fund with that of the Morgan Stanley Capital International (MSCI) Emerging Market Index, an unmanaged index of common stocks traded in emerging markets and available to foreign investors. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A and the MSCI Emerging Market Index. Class A total returns are presented at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.


PERFORMANCE(1)                                     Class A   Class C   Class I
Share Class Symbol                                  EAEMX     ECEMX     EIEMX
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                            56.95%    55.76%    57.34%
Life of Fund+                                       51.98     50.81     52.26

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                            47.93%    54.76%    57.34%
Life of Fund+                                       45.39     50.81     52.26


  + Inception Dates For All Share Classes: 6/30/06
(1) Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge
    (CDSC) for Class C shares. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge and, for Class C, reflect a 1% CDSC for the first year. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Absent expense limitations by the investment adviser, sub-adviser and the administrator, the returns would be lower. Class I shares are offered to certain investors at net asset value.


TOTAL ANNUAL
OPERATING EXPENSES(2)                         Class A     Class C    Class I
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Gross Expense Ratio                            11.01%      11.76%     10.76%
Net Expense Ratio                               1.52        2.27       1.27

(2) From the Fund's prospectus dated 3/1/07. The net expense ratio reflects a contractual expense limitation that continues through February 28, 2008. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation performance would have been lower.

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
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COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
STRUCTURED EMERGING MARKETS FUND, CLASS A VS. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS INDEX*

June 30, 2006 - October 31, 2007

                       Eaton Vance            Eaton Vance
                       Structured             Structured
                     Emerging Markets      Emerging Markets       MSCI Emerging
                      Fund Class A      Fund Class A at POP       Markets Index


 6/30/2006             $10,000                $ 9,425               $10,000
10/31/2006              11,150                 10,509                10,986
10/31/2007              17,500                 16,494                18,437

* Source: Thomson Financial. Class A of the Fund commenced investment operations on 6/30/06.

A $10,000 hypothetical investment at net asset value in Class C shares and Class I shares on 6/30/06 (inception dates), would have been valued at $17,320 and $17,544, respectively, on 10/31/07. It is not possible to invest directly in an Index. The Index's total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Absent expense limitations by the adviser and the administrator, the returns would be lower.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2007

FUND EXPENSES

EXAMPLE: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2007 - October 31, 2007).

ACTUAL EXPENSES: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addi-tion, if these transactional costs were included, your costs would have been higher.

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                  EATON VANCE STRUCTURED EMERGING MARKETS FUND

                                                               Expenses Paid
                     Beginning Account    Ending Account       During Period*
                       Value (5/1/07)       (10/31/07)      (5/1/07 - 10/31/07)
-------------------------------------------------------------------------------
ACTUAL
Class A                  $1,000.00           $1,288.70            $8.63**
Class C                  $1,000.00           $1,283.90           $12.93**
Class I                  $1,000.00           $1,289.70            $7.20**
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HYPOTHETICAL
(5% return per year before expenses)
Class A                  $1,000.00           $1,017.70            $7.60**
Class C                  $1,000.00           $1,013.90           $11.40**
Class I                  $1,000.00           $1,018.90            $6.35**

* Expenses are equal to the Fund's annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares, and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on April 30, 2007.
** Absent an expense limitation by the investment advisor, sub-advisor and the administrator, expenses would be higher.
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
EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2007

PORTFOLIO OF INVESTMENTS

Long-Term Investments

Common Stocks -- 96.2%

Security                                               Shares          Value
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Argentina -- 1.5%
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Banco Macro SA (Class "B" Shares) (ADR)                  13,150    $    363,597
BBVA Banco Frances SA (ADR)                              18,000         171,540
Cresud SA (ADR)                                          22,500         555,300
Grupo Financiero Galicia SA (Class "B" Shares)
(ADR)(a)                                                 29,000         231,130
IRSA Inversiones y Representaciones SA (GDR)(a)          14,500         258,970
Molinos Rio de la Plata SA (Class "B" Shares)(a)          9,200          33,893
Petrobras Energia Participaciones SA (ADR)               39,900         476,805
Telecom Argentina SA (Class "B" Shares) (ADR)(a)         34,160         820,182
Tenaris SA (ADR)                                         47,100       2,533,980
Transportadora de Gas del Sur SA (ADR)(a)                29,000         205,900
-------------------------------------------------------------------------------
                                                                   $  5,651,297
-------------------------------------------------------------------------------

Botswana -- 0.0%
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Barclays Bank of Botswana                                45,000    $     64,834
-------------------------------------------------------------------------------
                                                                   $     64,834
-------------------------------------------------------------------------------

Brazil -- 6.3%
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AES Tiete SA                                          1,100,000    $     40,656
AES Tiete SA (PFD Shares)                             2,400,000          83,739
All America Latina Logistica (PFD Shares)                13,000         205,495
All America Latina Logistica                              8,500          21,987
American Banknote SA                                      4,700          49,710
Aracruz Celulose SA (PFD Shares)                         15,600         118,814
B2W Compania Global do Varejo                             3,970         214,257
Banco Bradesco SA                                         8,816         285,809
Banco Bradesco SA (PFD Shares)                           28,756         978,534
Banco do Brasil SA                                        8,200         147,531
Banco Itau Holding Financeira SA                          3,600          94,133
Banco Itau Holding Financeira SA (PFD Shares)            34,120         968,861
Banco Nossa Caixa SA                                      1,400          24,665
Bombril SA (PFD Shares)(a)                                3,200          28,124
Bradespar SA                                              1,200          37,075
Bradespar SA (PFD Shares)                                 7,000         219,291
Brasil Telecom Participacoes SA                           2,700          80,704
Brasil Telecom Participacoes SA (PFD Shares)             11,400         169,653
Brasil Telecom SA (PFD Shares)                            9,400          93,152
Braskem SA (PFD Shares)                                   3,960          37,126
Centrais Eletricas Brasileiras SA                        11,200         172,857
Centrais Eletricas Brasileiras SA
(Class "B" Shares) (PFD Shares)                          10,800         162,214
Centrais Eletricas de Santa Catarina SA
(PFD Shares)                                              1,500          41,300
Cia Brasileira de Distribuicao Grupo Pao de Acucar        6,560         104,299
Cia Brasileira de Petroleo Ipiranga (PFD Shares)          2,500          44,692
Cia de Bebidas das Americas (PFD Shares)                 13,947       1,146,417
Cia de Companhia de Concessoes Rodoviarias (CCR)          7,500         137,912
Cia de Saneamento Basico do Estado
de Sao Paulo                                              5,320         136,478
Cia de Tecidos Norte de Minas (PFD Shares)                8,000          62,999
Cia Energetica de Minas Gerais                            1,800          38,169
Cia Energetica de Minas Gerais (PFD Shares)              14,248         303,846
Cia Energetica de Sao Paulo (PFD Shares)(a)               7,100         133,862
Cia Paranaense de Energia-Copel (PFD Shares)              7,600         125,771
Cia Siderurgica Nacional SA (CSN)                         4,400         350,265
Cia Vale do Rio Doce                                     44,400       1,658,907
Cia Vale do Rio Doce (PFD Shares)                        59,540       1,870,358
Contax Participacoes SA (PFD Shares)                     38,200          59,506
Cosan SA Industria e Comercio                             4,400          68,844
CPFL Energia SA                                           6,400         139,905
Cyrela Brazil Realty SA                                  19,500         337,386
Cyrela Commercial Properties SA Empreendimentos
e Participacoes(a)                                        2,800          21,486
Datasul SA                                                5,800          77,580
Diagnosticos da America SA                                3,800          88,857
Duratex SA (PFD Shares)                                   9,400         316,089
EDP-Energias do Brasil SA                                 2,600          41,816
Eletropaulo Metropolitana SA (Class "B" Shares)
(PFD Shares)                                            610,000          46,810
Empresa Brasileira de Aeronautica SA                     59,700         717,553
Fertilizantes Fosfatados SA (PFD Shares)                  1,200          47,112
Gafisa SA                                                 9,300         165,291
Gerdau SA                                                 2,500          63,660
Gerdau SA (PFD Shares)                                    9,900         307,294
Gol Linhas Aereas Inteligentes SA (PFD Shares)            4,600         126,125
Investimentos Itau SA (PFD Shares)                       70,860         535,615
Iochpe Maxion SA (PFD Shares)                             2,500          52,308
Itausa-Investimentos Itau SA                             10,100         110,306
JBS SA(a)                                                29,300         134,567
Klabin SA (PFD Shares)                                   13,200          53,947
Localiza Rent a Car SA                                    5,100          58,631
Lojas Americanas SA                                       4,000          41,593
Lojas Americanas SA (PFD Shares)                         20,570         240,025
Lojas Renner SA                                           8,400         207,574
Lupatech SA                                               3,700          97,833
Marcopolo SA (PFD Shares)                                14,300          72,334
Metalurgica Gerdau SA (PFD Shares)                        4,000         160,901
MMX Mineracao e Metalicos SA(a)                             200          87,946
Natura Cosmeticos SA                                     11,400         136,299
Net Servicos de Comunicacao SA (PFD Shares)(a)           11,736         188,213
Perdigao SA                                               7,200         193,151
Petroleo Brasileiro SA                                   33,800       1,608,303
Petroleo Brasileiro SA (PFD Shares)                      48,800       2,020,220
Porto Seguro SA                                           1,500          67,244
Randon Participacoes SA (PFD Shares)                      9,600         112,571
Rossi Residencial SA                                      4,400         147,704
Sadia SA (PFD Shares)                                    29,400         198,569
Souza Cruz SA                                             5,900         166,212
Suzano Papel e Celulose SA                                3,900          67,029
Tam SA (PFD Shares)                                       4,300         126,303
Tele Norte Leste Participacoes SA                         3,700         140,454
Tele Norte Leste Participacoes SA (PFD Shares)           13,600         297,063
Telemar Norte Leste SA (PFD Shares)                       3,500         134,793
Telemig Celular Participacoes SA (PFD Shares)             1,570          48,733
Telesp-Telecomunicacoes de Sao Paulo SA                   1,100          35,402
Telesp-Telecomunicacoes de Sao Paulo SA
(PFD Shares)                                              1,500          51,259
Tim Participacoes SA                                      8,800          60,650
Tim Participacoes SA (PFD Shares)                        36,500         169,943
Totvs SA                                                  2,400          88,015
Tractebel Energia SA                                      8,700         123,971
Ultrapar Participacoes SA (PFD Shares)                    1,000          40,404
Unibanco-Uniao de Bancos Brasileiros SA                  35,800         563,844
Unibanco-Uniao de Bancos Brasileiros SA
(PFD Shares)                                              3,200          22,717
Usinas Siderurgicas de Minas Gerais SA                      800          67,092
Usinas Siderurgicas de Minas Gerais SA
(PFD Shares)                                              3,700         289,245
Vivo Participacoes SA(a)                                  2,500          20,837
Vivo Participacoes SA (PFD Shares)                       25,800         151,416
Votorantim Celulose e Papel SA (PFD Shares)               2,700          85,282
Weg SA                                                   43,900         663,660
-------------------------------------------------------------------------------
                                                                   $ 22,955,154
-------------------------------------------------------------------------------

Bulgaria -- 0.6%
-------------------------------------------------------------------------------
Albena                                                    3,228    $    308,010
Bulgarian American Credit Bank JSCO                       5,700         349,913
Bulgarian Telecommunications Co.                         44,690         363,589
Central Cooperative Bank AD(a)                           42,900         380,755
Doverie Holding AD                                       12,900         150,281
Petrol AD                                                46,800         162,825
Sopharma AD                                              77,500         530,213
-------------------------------------------------------------------------------
                                                                   $  2,245,586
-------------------------------------------------------------------------------

Chile -- 3.1%
-------------------------------------------------------------------------------
Administradora de Fondos de Pensiones
Provida SA                                               44,300    $    118,851
Administradora de Fondos de Pensiones
Provida SA (ADR)                                            800          31,760
AES Gener SA                                             99,700          50,204
Aguas Andinas SA (Class "A" Shares)                      67,000          31,497
Almendral SA                                          1,512,600         175,321
Antarchile SA (Series "A")                               18,970         430,140
Banco de Chile                                        4,379,437         381,592
Banco de Credito e Inversiones                           13,880         461,260
Banco Santander Chile SA                              8,676,300         439,529
Banco Santander Chile SA (ADR)                              500          26,495
Banmedica SA                                             37,200          51,258
Cap SA                                                   10,300         331,437
Cementos Bio-Bio SA                                      20,600          59,692
Cencosud SA                                             114,300         492,173
Cia Cervecerias Unidas SA                                 8,300          68,216
Cia Cervecerias Unidas SA (ADR)                             900          37,782
Cia de Telecomunicaciones de Chile SA (Series "A")       55,800         135,673
Cia SudAmericana de Vapores SA(a)                        58,600         169,803
Coia General de Electricidad SA                          30,600         251,125
Colbun SA                                               588,400         145,461
Corpbanca SA                                         30,949,400         238,314
Cristalerias de Chile SA                                  1,800          25,167
Distribucion y Servicio D&S SA                          208,400         126,687
Distribucion y Servicio D&S SA (ADR)                      1,000          36,410
Embotelladora Andina SA (Class "B" Shares)
(PFD Shares)                                             29,700          99,301
Embotelladora Andina SA (PFD Shares)                     11,300          34,351
Empresa Nacional de Electricidad SA                     348,000         542,908
Empresa Nacional de Electricidad SA (ADR)                 1,000          46,820
Empresa Nacional de Telecomunicaciones SA                12,600         224,681
Empresas CMPC SA                                         12,240         491,088
Empresas Copec SA                                        58,050       1,035,137
Enersis SA                                            1,388,400         545,795
Enersis SA (ADR)                                          1,900          37,658
Farmacias Ahumada SA                                      5,500          25,633
Grupo Security SA                                       346,800         167,251
Iansa                                                   248,000          23,921
Invercap SA                                              19,700         183,627
Inversiones Aguas Metropolitanas SA                      83,600         103,335
La Polar SA                                              21,900         161,310
Lan Airlines SA                                          16,300         266,052
Madeco SA(a)                                          2,911,700         366,632
Masisa SA                                               414,800          99,182
Masisa SA (ADR)                                             600           7,224
Minera Valparaiso SA                                      4,324         142,381
Parque Arauco SA                                        154,100         198,285
Quinenco SA                                             128,400         288,854
Ripley Corp. SA                                          36,400          45,509
S.A.C.I. Falabella SA                                   171,620       1,018,939
SM-Chile SA (Class "B" Shares)                        1,614,500         196,292
Sociedad de Inversiones Pampa Calichera SA
(Class "A" Shares)                                       37,000          24,367
Sociedad Quimica y Minera de Chile SA (Series "B")       14,000         265,816
Sociedad Quimica y Minera de Chile SA
(Series "B") (ADR)                                          200          38,400
Vina Concha y Toro SA                                    66,700         173,001
-------------------------------------------------------------------------------
                                                                   $ 11,169,597
-------------------------------------------------------------------------------

China -- 6.4%
-------------------------------------------------------------------------------
AAC Acoustic Technology Holdings, Inc.(a)                50,000    $     66,049
Agile Property Holdings Ltd.                             36,000          87,556
Air China Ltd. (Class "H" Shares)                        36,000          54,835
Aluminum Corp. of China Ltd. (Class "H" Shares)          68,000         193,479
American Oriental Bioengineering, Inc.(a)                 5,000          68,850
Angang Steel Co., Ltd. (Class "H" Shares)                46,000         169,353
Anhui Conch Cement Co., Ltd. (Class "H" Shares)          12,000         119,848
AviChina Industry & Technology Co., Ltd.
(Class "H" Shares)(a)                                   112,000          32,272
Baidu.com, Inc. (ADR)(a)                                    970         371,015
Bank of China Ltd. (Class "H" Shares)                   543,000         358,693
Bank of Communications Ltd. (Class "H" Shares)          135,000         246,303
Beijing Capital International Airport Co., Ltd.
(Class "H" Shares)                                       40,000          79,239
Beijing Enterprises Holdings Ltd.                        10,000          62,263
BOE Technology Group Co., Ltd. (Class "B"
Shares)(a)                                               63,000          43,635
Brilliance China Automotive Holdings Ltd.(a)            210,000          56,819
BYD Co., Ltd. (Class "H" Shares)                          9,000          84,980
Chaoda Modern Agriculture Holdings Ltd.                 126,000         114,985
China Agri-Industries Holdings Ltd.(a)                   78,000          57,652
China CITIC Bank (Class "H" Shares)(a)                   83,000          67,746
China Coal Energy Co. (Class "H" Shares)                 63,000         213,336
China Communications Construction Co., Ltd.
(Class "H" Shares)                                      157,000         499,154
China Construction Bank (Class "H" Shares)(144A)        643,000         731,791
China COSCO Holdings Co., Ltd. (Class "H" Shares)        61,975         276,785
China Everbright Ltd.(a)                                 16,000          71,957
China Foods Ltd.                                         70,000          53,558
China Huiyuan Juice Group Ltd.(a)                        39,000          50,853
China International Marine Containers Co., Ltd.
(Class "B" Shares)                                      146,472         303,362
China Life Insurance Co., Ltd. (Class "H" Shares)       157,000       1,049,937
China Mengniu Dairy Co., Ltd.                            70,000         297,348
China Merchants Bank Co., Ltd. (Class "H" Shares)       162,000         835,258
China Merchants Holdings International Co., Ltd.         42,000         295,952
China Merchants Property Development Co., Ltd.           14,300          83,009
China Mobile Hong Kong Ltd.                             106,000       2,207,979
China National Building Material Co., Ltd.
(Class "H" Shares)                                       20,000          88,653
China Netcom Group Corp. (Hong Kong) Ltd.                41,000         126,533
China Oilfield Services Ltd. (Class "H" Shares)          24,000          58,769
China Overseas Land & Investment Ltd.                    74,000         176,920
China Petroleum & Chemical Corp. (Class "H" Shares)     469,000         746,705
China Resources Enterprise Ltd.                          78,000         342,114
China Resources Land Ltd.                                38,000          94,550
China Resources Power Holdings Co., Ltd.                 24,000          89,305
China Shenhua Energy Co., Ltd. (Class "H" Shares)        68,000         438,631
China Shipping Container Lines Co., Ltd.
(Class "H" Shares)                                       58,000          76,927
China Shipping Development Co., Ltd.
(Class "H" Share)                                        52,000         176,644
China Southern Airlines Co., Ltd.
(Class "H" Shares)(a)                                    96,000         135,118
China Telecom Corp. Ltd. (Class "H" Shares)             260,000         224,793
China Travel International Investment
Hong Kong Ltd.                                          218,000         174,566
China Unicom Ltd.                                        74,000         179,933
China Vanke Co., Ltd. (Class "B" Shares)                154,500         467,882
China Yurun Food Group Ltd.                              42,000          73,764
Chongqing Changan Automobile Co., Ltd.
(Class "B" Shares)                                      176,780         225,111
CITIC International Financial Holdings Ltd.              39,000          33,758
CNOOC Ltd.                                              295,000         639,849
CNPC Hong Kong Ltd.                                      50,000          40,768
Cosco Pacific Ltd.                                       26,000          80,848
CSG Holding Co., Ltd. (Class "B" Shares)                 20,000          27,850
Ctrip.com International Ltd. (ADR)                        4,200         236,712
Datang International Power Generation Co., Ltd.
(Class "H" Shares)                                       84,000          95,599
Dazhong Transportation Group Co., Ltd.
(Class "B" Shares)                                       19,500          42,545
Denway Motors Ltd.                                      294,000         207,452
Dongfang Electrical Machinery Co., Ltd.
(Class "H" Shares)                                        6,000          53,712
Dongfeng Motor Corp. (Class "H" Shares)                 202,000         185,984
Eastern Communications Co., Ltd. (Class "B" Shares)      34,100          23,018
Focus Media Holding Ltd. (ADR)(a)                         5,600         347,200
FU JI Food & Catering Services                           13,000          32,927
Global Bio-chem Technology Group Co., Ltd.              120,000          44,336
Guangdong Electric Power Development Co., Ltd.
(Class "B" Shares)                                       53,000          55,456
Guangdong Investment Ltd.                                92,000          63,228
Guangdong Provincial Expressway Development Co.,
Ltd. (Class "B" Shares)                                  32,000          29,726
Guangshen Railway Co., Ltd. (Class "H" Shares)           28,000          23,901
Guangzhou R&F Properties Co., Ltd.
(Class "H" Shares)                                       20,800         109,363
Guangzhou Shipyard International Co., Ltd.
(Class "H" Shares)(a)                                    22,000         182,670
Hangzhou Steam Turbine Co., Ltd. (Class "B" Shares)      12,610          38,223
Harbin Power Equipment Co., Ltd. (Class "H" Shares)      42,000         137,465
Huaneng Power International, Inc.
(Class "H" Shares)                                       74,000          87,136
Industrial & Commercial Bank of China Ltd.
(Class "H" Shares)                                      730,000         695,278
Inner Mongolia Eerduosi Cashmere Products Co.,
Ltd. (Class "B" Shares)                                  27,000          32,137
Inner Mongolia Yitai Coal Co., Ltd.
(Class "B" Shares)                                        6,800          68,013
Jiangsu Expressway Co., Ltd. (Class "H" Shares)          56,000          64,781
Jiangxi Copper Co., Ltd. (Class "H" Shares)              38,000         134,395
Kingboard Chemical Holdings Ltd.                         20,000         131,096
Konka Group Co., Ltd. (Class "B" Shares)                 32,000          24,317
Lee & Man Paper Manufacturing Ltd.                       12,000          47,845
Lenovo Group Ltd.                                       152,000         173,096
Li Ning Co., Ltd.                                        48,000         181,631
Maanshan Iron & Steel Co., Ltd. (Class "H" Shares)       68,000          60,775
Netease.com, Inc. (ADR)(a)                                3,200          66,592
Nine Dragons Paper Holdings Ltd.                         38,000         102,927
Parkson Retail Group Ltd.                                12,500         142,655
People's Food Holdings Ltd.                              45,000          41,011
PetroChina Co., Ltd. (Class "H" Shares)                 398,000       1,026,469
PICC Property & Casualty Co., Ltd.
(Class "H" Shares)                                       78,000         165,287
Pine Agritech Ltd.                                       70,000          25,680
Ping An Insurance Group Co. of China Ltd.
(Class "H" Shares)                                       26,500         370,572
Ports Design Ltd.                                        19,000          71,725
Qingling Motors Co., Ltd. (Class "H" Shares)            127,500          31,696
Samling Global Ltd.(a)                                  552,000         188,965
Samson Holding Ltd.                                     106,000          32,343
Semiconductor Manufacturing International Corp.(a)      878,000         100,174
Shanda Interactive Entertainment Ltd. (ADR)(a)              800          31,496
Shandong Chenming Paper Holdings Ltd.
(Class "B" Shares)                                       24,000          27,679
Shanghai Diesel Engine Co., Ltd.
(Class "B" Shares)(a)(b)                                 24,000          30,288
Shanghai Electric Group Co., Ltd.
(Class "H" Shares)                                      134,000         133,232
Shanghai Haixin Group Co., Ltd. (Class "B" Shares)      144,500         142,338
Shanghai Industrial Holdings Ltd.                        36,000         213,534
Shanghai Jinjiang International Hotels
Development Co., Ltd. (Class "B" Shares)                 17,000          30,747
Shanghai Lujiazui Finance & Trade Zone
Development Co., Ltd.                                    23,200          57,675
Shanghai Zhenhua Port Machinery Co., Ltd.
(Class "B" Shares)                                      113,000         387,996
Shenzhen Chiwan Wharf Holdings Ltd.
(Class "B" Shares)                                       12,000          28,642
Shimao Property Holdings Ltd.                            21,500          77,389
SINA Corp.(a)                                             2,600         149,058
Sinopec Yizheng Chemical Fibre Co., Ltd.
(Class "H" Shares)(a)                                    58,000          30,626
Sinopec-China Petroleum & Chemical Corp.
(Class "H" Shares)                                       90,000          73,203
Sinotrans Ltd. (Class "H" Shares)                        66,000          42,226
Sohu.com, Inc.(a)                                         1,600          95,856
Suntech Power Holdings Co., Ltd. (ADR)(a)                 3,500         206,115
SVA Electron Co., Ltd. (Class "B" Shares)                46,200          33,634
Synear Food Holdings Ltd.                                52,115          85,543
TCL Multimedia Technology Holdings Ltd.(a)              289,600          20,394
Tencent Holdings Ltd.                                    24,000         206,665
Tingyi (Cayman Islands) Holding Corp.                   108,000         164,145
TPV Technology Ltd.                                      50,000          33,668
Travelsky Technology Ltd. (Class "H" Shares)             35,000          41,903
Tsingtao Brewery Co., Ltd. (Class "H" Shares)            50,000         178,443
Weichai Power Co., Ltd. (Class "H" Shares)                7,000          72,499
Weiqiao Textile Co., Ltd. (Class "H" Shares)             47,000          88,552
Xinhua Finance Ltd.(a)                                       40          10,929
Yantai Changyu Pioneer Wine Co., Ltd.
(Class "B" Shares)                                       10,000          73,850
Yanzhou Coal Mining Co., Ltd. (Class "H" Shares)         46,000          99,145
Zhejiang Expressway Co., Ltd. (Class "H" Shares)         52,000          75,226
Zijin Mining Group Co., Ltd. (Class "H" Shares)          86,000         150,145
ZTE Corp. (Class "H" Shares)                             31,200         190,690
-------------------------------------------------------------------------------
                                                                   $ 23,285,486
-------------------------------------------------------------------------------

Colombia -- 0.4%
-------------------------------------------------------------------------------
Almacenes Exito SA                                       14,600    $    112,375
Banco de Bogota                                           3,600          58,420
Bancolombia SA                                            4,200          36,674
Bancolombia SA (PFD Shares)                               3,900          35,504
Bancolombia SA (PFD Shares) (ADR)                         3,500         128,625
Cementos Argos SA                                        24,700         108,336
Cia Colombiana de Inversiones SA                          2,500          29,467
Cia de Cemento Argos SA                                  33,300         200,764
Corporacion Financiera Colombiana SA                      2,600          22,703
Grupo Aval Acciones y Valores SA                        215,300          71,175
Grupo Nacional de Chocolates SA                          21,700         178,798
Interconexion Electrica SA                               68,000         221,724
Promigas SA                                               4,360          62,430
Suramericana de Inversiones SA                           14,700         142,687
-------------------------------------------------------------------------------
                                                                   $  1,409,682
-------------------------------------------------------------------------------

Croatia -- 0.8%
-------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)                               2,070    $    211,964
Atlantska Plovidba DD                                       780         539,404
Dalekovod DD                                                510         154,697
Ericsson Nikola Tesla                                       300         192,365
INA Industrija Nafte DD                                     955         495,099
Institut Gradevinarstva Hrvatske DD                          75         206,058
Istraturist Umag DD                                         500          42,778
Koncar-Elektroindustrija DD(a)                              180          42,497
Kras DD                                                     210          35,149
Petrokemija DD(a)                                           400          23,047
Podravka Prehrambena Industija DD                         1,925         193,910
Privredna Banka Zagreb DD(a)                              1,042         399,204
Tankerska Plovidba DD                                       115         171,231
VIRO Tvornica Secera                                        110          31,843
-------------------------------------------------------------------------------
                                                                   $  2,739,246
-------------------------------------------------------------------------------

Czech Republic -- 3.0%
-------------------------------------------------------------------------------
CEZ AS                                                   70,860    $  5,142,301
Komercni Banka AS                                         7,454       1,734,385
Philip Morris CR AS                                         613         319,808
Telefonica 02 Czech Republic AS                          37,104       1,150,220
Unipetrol AS(a)                                          85,723       1,536,059
Zentiva NV                                               22,725       1,226,585
-------------------------------------------------------------------------------
                                                                   $ 11,109,358
-------------------------------------------------------------------------------

Egypt -- 1.5%
-------------------------------------------------------------------------------
Alexandria Mineral Oils Co.                               7,520    $    113,819
Arab Cotton Ginning                                      57,100         102,558
Commercial International Bank                            21,718         304,090
Credit Agricole Egypt(a)                                 12,500          48,142
Eastern Tobacco                                           3,382         258,056
Egypt Kuwaiti Holding Co.                                52,000         134,680
Egyptian Financial & Industrial Co.                       4,200         102,010
Egyptian Financial Group-Hermes Holding SAE              32,671         329,380
Egyptian International Pharmaceutical
Industrial Co.                                            6,500          36,402
Egyptian Media Production City(a)                        28,738          72,398
El Ezz Aldekhela Steel Alexa Co.                            545         102,004
El Ezz Steel Rebars SAE                                  14,400         142,047
El Sewedy Cables Holding Co.(a)                           9,430         187,849
El Watany Bank of Egypt                                   9,300         116,303
Medinet Nasr for Housing                                  8,300          84,226
Misr Beni Suef Cement Co.                                 5,940         141,466
Misr Cement                                               2,730          40,949
MobiNil-Egyptian Co. for Mobil Services                   4,430         156,565
National Societe General Bank(a)                          5,370          46,182
Olympic Group Financial Investments                      20,900         269,039
Orascom Construction Industries (OCI)                     9,982         915,784
Orascom Hotels & Development(a)                          21,970         286,105
Orascom Telecom Holding SAE                              57,630         833,349
Oriental Weavers Co.                                      6,100          67,302
Paints & Chemical Industry Co. SAE                        7,000          76,185
Sidi Kerir Petrochemcials Co.                            60,250         223,856
Suez Cement Co.                                          10,700         130,533
Telecom Egypt                                            36,284         130,249
Torah Portland Cement Co.                                   960          21,940
-------------------------------------------------------------------------------
                                                                   $  5,473,468
-------------------------------------------------------------------------------

Estonia -- 0.8%
-------------------------------------------------------------------------------
AS Baltika                                               16,870    $    122,317
AS Eesti Ehitus                                          49,700         374,861
AS Eesti Telekom                                         24,064         270,132
AS Harju Elekter                                          4,100          20,190
AS Merko Ehitus                                          16,168         427,544
AS Norma                                                  2,000          14,781
AS Olympic Entertainment Group                           76,200         585,282
AS Tallink Group Ltd.(a)                                510,232         760,829
AS Tallinna Kaubamaja                                     8,690         100,264
AS Tallinna Vesi                                          4,090          82,869
-------------------------------------------------------------------------------
                                                                   $  2,759,069
-------------------------------------------------------------------------------

Ghana -- 0.2%
-------------------------------------------------------------------------------
Aluworks Ghana Ltd.                                     457,409    $    351,670
CAL Bank Ltd.                                           480,900         175,622
Cocoa Processing Co., Ltd.(a)                           269,722          14,852
Ghana Commercial Bank Ltd.                              157,960         157,566
Home Finance Co., Ltd.                                  188,261         105,583
Produce Buying Co., Ltd.(a)                             382,428          95,359
-------------------------------------------------------------------------------
                                                                   $    900,652
-------------------------------------------------------------------------------

Hungary -- 3.1%
-------------------------------------------------------------------------------
Danubius Hotel & Spa Rt.(a)                                 810    $     44,783
EGIS Rt.                                                  2,200         280,600
FHB Land Credit & Mortgage Bank Rt.                       5,000          59,453
Fotex Rt.(a)                                             25,100         144,937
Magyar Telekom Rt.                                      392,340       2,109,674
MOL Hungarian Oil & Gas Rt.                              18,170       2,805,530
OTP Bank Rt.                                             70,510       3,825,337
Pannonplast Rt.(a)                                        1,100          52,001
RABA Automotive Holding Rt.(a)                           19,560         239,639
Richter Gedeon Rt.                                        7,590       1,649,511
Tisza Chemical Group Rt.                                  1,300          60,725
-------------------------------------------------------------------------------
                                                                   $ 11,272,190
-------------------------------------------------------------------------------

India -- 6.2%
-------------------------------------------------------------------------------
Aban Offshore Ltd.                                        1,040    $    124,895
ACC Ltd.                                                  5,370         148,487
Aditya Birla Nuvo Ltd.                                    2,002          82,482
Amtek Auto Ltd.                                           3,800          49,657
Asea Brown Boveri India Ltd.                              3,500         140,655
Ashok Leyland Ltd.                                       34,000          34,951
Asian Paints Ltd.                                         2,130          55,868
Bajaj Auto Ltd.                                           3,530         224,000
Bajaj Auto Ltd. (GDR)                                       200          12,460
Bajaj Hindusthan Ltd.                                     7,800          36,903
Balrampur Chini Mills Ltd.                               16,400          33,796
Bank of Baroda                                            1,660          14,541
Bank of India                                            11,700         106,851
BF Utilities Ltd.(a)                                      1,490          99,436
Bharat Electronics Ltd.                                     600          28,180
Bharat Forge Ltd.                                         6,650          64,181
Bharat Heavy Electricals Ltd.                             5,840         389,689
Bharat Petroleum Corp. Ltd.                               4,500          39,818
Bharti Airtel Ltd.(a)                                    63,430       1,643,761
Biocon Ltd.                                               2,700          36,117
Cairn India Ltd.(a)                                       7,000          37,098
Canara Bank Ltd.                                         12,400          93,830
Century Textiles & Industries Ltd.                        2,820          76,591
CESC Ltd.                                                 5,900          88,333
Cipla Ltd.                                               22,710         103,926
Colgate-Palmolive (India) Ltd.                            2,800          27,499
Container Corp. of India Ltd.                             1,330          67,134
Corp. Bank                                                3,400          37,538
Crompton Greaves Ltd.                                     7,400          76,962
Cummins India Ltd.                                        4,000          40,860
Dabur India Ltd.                                         12,300          33,479
Dish TV India Ltd.(a)                                     1,150           1,780
Divi's Laboratories Ltd.                                  2,000          88,300
Dr. Reddy's Laboratories Ltd.                             5,820          92,220
Dr. Reddy's Laboratories Ltd. (ADR)                         800          12,680
EIH Ltd.                                                 12,000          43,056
Essar Oil Ltd.(a)                                        40,230          58,417
Financial Technologies India Ltd.                           830          55,032
Gail India Ltd.                                          17,700         186,834
Gail India Ltd. (GDR)                                       500          31,645
Glaxosmithkline Pharmaceuticals Ltd.                      1,880          52,912
Glenmark Pharmaceuticals Ltd.                             7,260          90,512
GMR Infrastructure(a)                                    20,000          90,200
Grasim Industries Ltd.                                    1,930         182,849
Grasim Industries Ltd. (GDR)(144A)                          300          29,100
Great Eastern Shipping Co., Ltd.                          5,620          69,417
Great Offshore Ltd.                                         280           5,621
Gujarat Ambuja Cements Ltd.                              44,800         166,573
HCL Technologies Ltd.                                     7,000          56,278
HDFC Bank Ltd.                                           11,980         524,008
HDFC Bank Ltd. (ADR)                                        400          55,600
Hero Honda Motors Ltd.                                    9,200         170,648
Hindalco Industries Ltd.                                 28,410         143,760
Hindalco Industries Ltd. (GDR)(144A)                      3,700          18,130
Hindustan Lever Ltd.                                     58,000         306,534
Hindustan Petroleum Corp. Ltd.                            5,900          36,099
Hindustan Zinc Ltd.                                       6,840         158,499
Housing Development Finance Corp.                        10,100         716,174
I-Flex Solutions Ltd.                                       790          32,289
ICICI Bank Ltd.                                          36,070       1,180,163
ICICI Bank Ltd. (ADR)                                     1,200          83,328
Idea Cellular Ltd.(a)                                    75,000         259,846
India Cements Ltd.                                        6,800          49,272
Indiabulls Financial Services Ltd.                        7,900         136,324
Indiabulls Real Estate Ltd.(a)                            7,300         120,769
Indian Hotels Co., Ltd.                                  24,600          93,112
Indian Oil Corp. Ltd.                                     4,760          58,449
Industrial Development Bank of India Ltd.                25,500         104,987
Infosys Technologies Ltd.                                14,330         678,729
Infrastructure Development Finance Co., Ltd.             49,100         242,747
ITC Ltd.                                                132,630         603,329
ITC Ltd. (GDR)(144A)                                      7,800          35,178
IVRCL Infrastructures & Projects Ltd.                     4,800          62,166
Jaiprakash Associates Ltd.                                3,780         141,749
Jet Airways (India) Ltd.                                  1,600          36,059
Jindal Steel & Power Ltd.                                   290          88,896
JSW Steel Ltd.                                            4,000          98,087
Kotak Mahindra Bank Ltd.                                 11,100         283,924
Larsen & Toubro Ltd.                                      7,780         851,586
Larsen & Toubro Ltd. (GDR)                                  800          86,325
Lupin Ltd.                                                3,900          58,549
Mahanagar Telephone Nigam Ltd.                           10,800          49,589
Mahanagar Telephone Nigam Ltd. (ADR)                      2,500          23,000
Mahindra & Mahindra Ltd.                                 11,780         227,522
Maruti Udyog Ltd.                                         7,650         210,931
Moser Baer India Ltd.                                     8,550          62,570
Motor Industries Co., Ltd.                                1,130         123,216
Mphasis Ltd.                                              4,000          32,286
National Aluminium Co., Ltd.                              4,800          39,736
Nestle India Ltd.                                         1,930          75,442
Nicholas Piramal India Ltd.                               8,000          61,510
NTPC Ltd.                                                57,200         350,107
Oil & Natural Gas Corp. Ltd.                             11,270         360,146
Patni Computer Systems Ltd.                               2,300          23,913
Patni Computer Systems Ltd. (ADR)                           600          12,666
Petronet LNG Ltd.                                        22,500          50,824
Ranbaxy Laboratories Ltd.                                11,160         122,077
Ranbaxy Laboratories Ltd. (GDR)                           1,500          16,665
Reliance Capital Ltd.                                     6,560         356,436
Reliance Communications Ltd.                             41,460         817,906
Reliance Energy Ltd.                                      7,300         349,347
Reliance Energy Ltd. (GDR)                                  500          71,046
Reliance Industries Ltd.                                 23,950       1,704,702
Reliance Industries Ltd. (GDR)(144A)                        700         100,625
Reliance Natural Resources Ltd.(a)                       55,000         169,235
Reliance Petroleum Ltd.(a)                               30,710         194,199
Satyam Computer Services Ltd.                            17,250         211,195
Satyam Computer Services Ltd. (ADR)                       2,000          60,700
Sesa Goa Ltd.                                               750          70,993
Shipping Corp. of India Ltd.                              6,500          40,129
Siemens India Ltd.                                        2,190         109,029
State Bank of India (GDR)                                 3,600         446,905
Steel Authority of India Ltd.                            32,400         215,640
Sterlite Industries (India) Ltd.                          4,080         107,034
Sun Pharma Advanced Research Co., Ltd.(a)                 1,300           2,876
Sun Pharmaceuticals Industries Ltd.                       4,400         118,655
Suzlon Energy Ltd.                                        3,770         190,115
Syndicate Bank                                           16,700          38,489
Tata Chemicals Ltd.                                       7,100          58,146
Tata Consultancy Services Ltd.                            5,040         134,333
Tata Motors Ltd.                                          7,050         137,223
Tata Motors Ltd. (ADR)                                      600          11,820
Tata Power Co., Ltd.                                      8,690         270,255
Tata Steel Ltd.                                          15,830         367,042
Tata Tea Ltd.                                             2,800          59,073
Tata Teleservices Maharashtra Ltd.(a)                    75,500          87,845
Titan Industries Ltd.                                     1,100          48,480
Ultra Tech Cement Ltd.                                    2,200          56,256
Unitech Ltd.                                             19,400         190,858
United Breweries Ltd.                                     6,800          64,273
United Phosphorus Ltd.                                    5,900          54,432
United Spirits Ltd.                                       3,850         195,444
UTI Bank Ltd.                                             9,700         229,295
Videocon Industries Ltd.                                  3,920          37,030
Videsh Sanchar Nigam Ltd.                                 2,700          38,943
Videsh Sanchar Nigam Ltd. (ADR)                           1,000          27,500
Voltas Ltd.                                              16,800          93,907
Wipro Ltd.                                                9,000         116,495
Wipro Ltd. (ADR)                                          1,000          16,470
Wire & Wireless India Ltd.(a)                             1,000             958
Yes Bank Ltd.(a)                                          6,400          35,451
Zee Entertainment Enterprises Ltd.                       13,130         111,031
Zee News Ltd.(a)                                            904           1,425
-------------------------------------------------------------------------------
                                                                   $ 22,540,160
-------------------------------------------------------------------------------

Indonesia -- 3.0%
-------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                    428,500    $    160,567
Astra Argo Lestari Tbk PT                                73,500         183,962
Astra International Tbk PT                              413,700       1,178,083
Bakrie & Brothers Tbk PT(a)                          14,961,000         527,604
Bakrie Sumatera Plantations Tbk PT                      556,500         123,466
Bakrie Telecom PT(a)                                  1,435,000          73,816
Bank Central Asia Tbk PT                                925,000         751,448
Bank Danamon Indonesia Tbk PT                           193,500         186,189
Bank Internasional Indonesia Tbk PT                   1,455,000          42,170
Bank Mandiri PT                                         750,000         316,280
Bank Niaga Tbk PT                                     1,059,500         101,609
Bank Pan Indonesia Tbk PT(a)                            606,000          49,474
Bank Rakyat Indonesia PT                                794,000         685,591
Berlian Laju Tanker Tbk PT                              406,000          98,230
Bumi Resources Tbk PT                                 1,971,000       1,056,556
Energi Mega Persada Tbk PT(a)                           980,700         137,002
Gudang Garam Tbk PT                                      94,500         104,866
Holcim Indonesia Tbk PT(a)                              351,700          54,873
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                 383,000          39,234
Indocement Tunggal Prakarsa Tbk PT                      167,000         151,992
Indofood Sukses Makmur Tbk PT                           886,000         216,974
Indonesian Satellite Corp. Tbk PT                       389,000         374,930
International Nickel Indonesia Tbk PT                    35,500         356,290
Kalbe Farma Tbk PT                                    1,146,000         172,821
Kawasan Industri Jababeka Tbk PT(a)                   1,150,000          30,846
Lippo Karawaci Tbk PT                                   662,000         128,644
Matahari Putra Prima Tbk PT                             527,000          43,929
Medco Energi Internasional Tbk PT                       398,500         207,890
Perusahaan Gas Negara PT                                294,500         459,402
Perusahaan Perkebunan London Sumatra Indonesia
Tbk PT                                                   30,500          32,589
Ramayana Lestari Sentosa Tbk PT                         445,000          43,480
Semen Gresik Persero Tbk PT                             301,000         207,248
Sinar Mas Agro Resources & Technology Tbk PT             23,000          11,447
Summarecon Agung Tbk PT                                 200,800          30,128
Tambang Batubara Bukit Asam Tbk PT (Series "B")         186,000         188,187
Telekomunikasi Indonesia Tbk PT                         969,000       1,163,346
Tempo Scan Pacific Tbk PT                               306,000          26,874
Unilever Indonesia Tbk PT                               248,300         183,392
United Tractors Tbk PT                                  926,000       1,129,186
-------------------------------------------------------------------------------
                                                                   $ 11,030,615
-------------------------------------------------------------------------------

Israel -- 3.0%
-------------------------------------------------------------------------------
Africa-Israel Investments Ltd.                              900    $     93,110
Aladdin Knowledge Systems Ltd.(a)                         1,500          35,925
Alvarion Ltd.(a)                                          8,900         115,842
Avner Oil & Gas Ltd.                                    525,300          43,229
Bank Hapoalim B.M.                                      114,231         631,154
Bank Leumi Le-Israel                                    122,008         585,920
Bezeq Israeli Telecommunication Corp. Ltd.              405,035         719,980
Cellcom Israel Ltd.                                       8,100         214,893
Ceragon Networks Ltd.(a)                                  4,600          83,766
Check Point Software Technologies Ltd.(a)                15,760         398,098
Clal Industries Ltd.                                     14,400          87,760
Clal Insurance Enterprise Holdings Ltd.                   2,810          87,810
Delek Automotive Systems Ltd.                             2,800          35,188
Delek Group Ltd.                                            480         118,096
Delek Real Estate Ltd.                                    9,500          61,679
Discount Investment Corp.                                 1,100          34,337
Elbit Medical Imaging Ltd.                                1,170          65,773
Elbit Systems Ltd.                                        3,250         172,874
First International Bank of Israel Ltd.(a)                  760          10,230
Frutarom                                                  8,107          76,144
Gazit Globe (1982) Ltd.                                   5,000          67,077
Gilat Satellite Networks Ltd.(a)                         11,760         130,889
Given Imaging Ltd.(a)                                     1,300          37,089
Harel Insurance Investments Ltd.                          1,580          93,037
Housing & Construction Holdings Ltd.(a)                  17,700          38,903
IDB Development Corp. Ltd.                                2,184          87,250
IDB Holding Corp. Ltd.                                    2,900         100,960
Israel Chemicals Ltd.                                    81,761         902,900
Israel Corp. Ltd.                                           398         405,812
Israel Discount Bank Ltd. (Series "A")(a)                60,100         153,131
Koor Industries Ltd.                                      1,010          87,539
Makhteshim-Agan Industries Ltd.                          51,297         492,717
Mizrahi Tefahot Bank Ltd.                                17,240         134,412
Ness Technologies, Inc.(a)                                2,700          31,590
Nice Systems Ltd.(a)                                      5,423         214,521
Oil Refineries Ltd.                                     162,600         136,043
Orbotech Ltd.(a)                                          3,000          62,100
Ormat Industries Ltd.                                     9,100         149,582
Osem Investment Ltd.                                      3,944          45,758
Partner Communications Co., Ltd.                         30,800         583,224
Paz Oil Co., Ltd.                                           230          27,519
Property & Building Corp. Ltd.                              180          25,258
RADVision Ltd.(a)                                         1,700          22,202
Retalix Ltd.(a)                                           1,420          28,757
Strauss Group Ltd.                                        1,700          23,420
Super-Sol Ltd.(a)                                         7,200          28,521
Syneron Medical Ltd.(a)                                   1,300          23,777
Teva Pharmaceutical Industries Ltd.                       4,400         193,184
Teva Pharmaceutical Industries Ltd. (ADR)                66,704       2,935,643
-------------------------------------------------------------------------------
                                                                   $ 10,934,623
-------------------------------------------------------------------------------

Jordan -- 0.8%
-------------------------------------------------------------------------------
Arab Bank Plc                                            31,000    $  1,154,293
Arab East Investment                                     12,900          71,039
Bank of Jordan                                           11,100          43,729
Jordan Ahli Bank                                         14,000          62,864
Jordan Cement Factory                                     5,600          89,353
Jordan Telecom Corp.                                     23,200         150,037
Jordanian Electric Power                                 10,100          44,496
Middle East Complex for Engineering, Electric,
& Heavy Industries                                       98,700         418,849
Taameer Jordan Co.(a)                                    82,800         326,196
Union Investment Corp.(a)                                34,700          88,195
Union Land Development(a)                                32,100          92,012
United Arab Investors                                    65,800         273,160
-------------------------------------------------------------------------------
                                                                   $  2,814,223
-------------------------------------------------------------------------------

Kenya -- 0.7%
-------------------------------------------------------------------------------
Athi River Mining Ltd.                                   93,300    $    127,389
Bamburi Cement Co., Ltd.                                109,700         311,555
Barclays Bank of Kenya Ltd.                             410,165         435,302
Diamond Trust of Kenya Ltd.                              46,700          59,335
East African Breweries Ltd.                             153,480         328,066
ICDC Investment Co., Ltd.                               196,000          74,708
Kenya Airways Ltd.                                      345,800         312,465
Kenya Commercial Bank Ltd.                              921,000         351,054
Kenya Electricity Generating Co., Ltd.                  308,700         123,434
Kenya Power & Lighting Ltd.                              25,400          80,111
Mumias Sugar Co., Ltd.                                  208,400         134,728
Nation Media Group Ltd.                                  27,300         116,522
NIC Bank Ltd.                                            37,100          92,057
Standard Chartered Bank Kenya Ltd.                       35,500          97,638
-------------------------------------------------------------------------------
                                                                   $  2,644,364
-------------------------------------------------------------------------------

Latvia -- 0.1%
-------------------------------------------------------------------------------
Grindeks(a)                                               2,000    $     29,719
Latvian Shipping Co.(a)                                  80,000         244,015
SAF Tehnika(a)                                            5,000          26,159
Ventspils Nafta(a)                                        7,900          49,181
-------------------------------------------------------------------------------
                                                                   $    349,074
-------------------------------------------------------------------------------

Lithuania -- 0.7%
-------------------------------------------------------------------------------
Apranga PVA                                              32,486    $    244,126
Bankas Snoras                                            24,000          44,199
Invalda PVA                                              19,100         149,225
Klaipedos Nafta PVA                                     737,500         340,753
Lietuvos Dujos                                           31,900          49,558
Lietuvos Energija                                        42,400         119,017
Pieno Zvaigzdes                                          40,200         102,135
Rokiskio Suris                                            3,330         109,475
Rytu Skirstomieji Tinklai                                65,400         143,598
Sanitas                                                  18,400         256,819
Siauliu Bankas                                          111,726         168,127
Teo LT AB                                               545,100         549,524
Ukio Bankas Commercial Bank                             205,180         396,120
-------------------------------------------------------------------------------
                                                                   $  2,672,676
-------------------------------------------------------------------------------

Malaysia -- 3.0%
-------------------------------------------------------------------------------
Affin Holdings Bhd                                       43,500    $     38,319
Airasia Bhd(a)                                           93,200          54,758
Alliance Financial Group Bhd                            103,700          92,706
AMMB Holdings Bhd                                        99,200         126,335
Asiatic Development Bhd                                  40,800          81,733
Astro All Asia Networks Plc                              88,200          89,685
Batu Kawan Bhd                                           90,500         257,655
Berjaya Sports Toto Bhd                                  57,600          88,454
British American Tobacco Malaysia Bhd                    10,300         124,607
Bumiputra-Commerce Holdings Bhd                         140,500         488,629
Bursa Malaysia Bhd                                       39,200         186,408
Dialog Group Bhd                                        221,900         117,625
Digi.com Bhd                                             22,600         170,225
E&O Property Development Bhd(a)                          83,200          70,210
EON Capital Bhd                                          16,600          34,843
Gamuda Bhd                                              157,000         216,469
Genting Bhd                                             191,600         476,894
Golden Hope Plantations Bhd(b)                           34,700          94,684
Green Packet Bhd                                         65,100          67,252
Hong Leong Bank Bhd                                      40,600          80,103
Hong Leong Financial Group Bhd                           15,400          27,692
IGB Corp. Bhd                                            53,700          41,852
IJM Corp. Bhd                                           114,350         300,386
IOI Corp. Bhd                                           287,505         655,925
KLCC Property Holdings Bhd                               25,800          27,537
KNM Group Bhd                                           273,100         483,403
Kuala Lumpur Kepong Bhd                                  35,700         158,103
Kumpulan Guthrie Bhd(b)                                  45,900          97,718
Lafarge Malayan Cement Bhd                              330,500         181,797
Lion Diversified Holdings Bhd                            32,800          23,484
Magnum Corp. Bhd                                         80,100          70,959
Malayan Banking Bhd                                     135,000         456,281
Malaysian Airline System Bhd(a)                         165,733         269,781
Malaysian Bulk Carriers Bhd                              30,200          49,245
Malaysian Pacific Industries Bhd                         15,200          41,872
Malaysian Resources Corp. Bhd(a)(b)                     144,000         126,871
Malaysian Resources Corp. Bhd (PFD Shares)               33,533          44,241
Media Prima Bhd                                          72,300          58,118
MISC Bhd                                                111,400         331,944
MMC Corp. Bhd                                            51,900         135,142
Mulpha International Bhd(a)                              75,400          32,600
Multi-Purpose Holdings Bhd                              110,400          76,823
OSK Holdings Bhd                                         44,000          37,491
Parkson Holdings Bhd                                     42,640         123,024
Petra Perdana Bhd                                        52,200          91,637
Petronas Dagangan Bhd                                    63,400         169,642
Petronas Gas Bhd                                         11,000          37,134
PLUS (Projek Lebuhraya Utara Selatan)
Expressways Bhd                                          91,900          92,359
Pos Malaysia Bhd                                         22,200          18,313
PPB Group Bhd                                            60,300         175,545
Public Bank Bhd                                         138,000         461,652
Ranhill Bhd                                             132,000         115,308
Resorts World Bhd                                       204,500         236,928
RHB Capital Bhd                                          62,100         119,049
Sarawak Energy Bhd                                       82,000          59,795
Scomi Group Bhd                                         183,700          92,006
Shell Refining Co. Bhd                                   36,900         127,693
Sime Darby Bhd(b)                                        89,900         301,913
SP Setia Bhd                                             50,400         118,643
Star Publications (Malaysia) Bhd                         30,000          30,299
Ta Ann Holdings Bhd                                      25,400          51,634
TA Enterprise Bhd                                        35,700          16,349
Tanjong Plc                                              24,100         126,995
Telekom Malaysia Bhd                                     91,300         280,452
Tenaga Nasional Bhd                                      97,800         275,887
Titan Chemicals Corp. Bhd                               168,000          78,950
Top Glove Corp. Bhd                                      12,400          24,643
Transmile Group Bhd                                      12,500          14,947
Uchi Technologies Bhd                                    90,400          79,987
UEM Builders Bhd                                         90,600          39,036
UEM World Bhd                                           134,800         176,249
UMW Holdings Bhd                                         14,900          66,411
Wah Seong Corp. Bhd                                      85,700          97,613
WTK Holdings Bhd                                        154,250         104,534
YTL Corp. Bhd                                            61,300         138,853
YTL Power International Bhd                             106,090          76,610
Zelan Bhd                                                47,600          86,422
-------------------------------------------------------------------------------
                                                                   $ 10,793,371
-------------------------------------------------------------------------------

Mauritius -- 0.7%
-------------------------------------------------------------------------------
Air Mauritius Ltd.(a)                                    37,800    $     25,075
Ireland Blyth Ltd.                                       31,600          68,126
Mauritius Commercial Bank                               231,900       1,107,582
Mauritius Development Investment Trust Co., Ltd.        258,000          46,637
New Mauritius Hotels Ltd.                               108,650         609,016
Promotion & Development Ltd.                             11,800          41,486
Rogers & Co., Ltd.                                        5,700          77,512
Shell Mauritius Ltd.                                     14,300          22,055
State Bank of Mauritius Ltd.                            147,800         338,249
Sun Resorts Ltd.                                         67,375         245,813
United Basalt Products Ltd.                              36,000          50,781
United Docks Ltd.                                        27,400          86,335
-------------------------------------------------------------------------------
                                                                   $  2,718,667
-------------------------------------------------------------------------------

Mexico -- 5.7%
-------------------------------------------------------------------------------
Alfa SA de CV (Series "A")                              102,000    $    676,620
America Movil SA de CV (Series "A")                       3,700          11,667
America Movil SA de CV (Series "L")                   1,643,620       5,190,444
Axtel SA de CV (Series "CPO")(a)                         57,300         147,222
Carso Global Telecom SA de CV (Series "A1")(a)           53,200         254,439
Carso Infraestructura y Construccion SA(a)              254,200         275,499
Cemex SAB de CV (Series "CPO")(a)                       633,900       1,918,899
Cintra SA de CV                                         154,000          35,971
Coca-Cola Femsa SA de CV (Series "L")                    19,500          90,183
Consorcio ARA SA de CV                                   37,200          41,012
Controladora Comercial Mexicana SA de CV                 40,400         125,354
Corporacion GEO SA de CV (Series "B")(a)                 38,300         140,952
Corporacion Interamericana de Entretenimiento SA
de CV (Class "B" Shares)(a)                              18,100          49,887
Corporacion Moctezuma SA de CV                           27,500          87,357
Dermet de Mexico SA (Class "B" Shares)(a)                 8,260           1,034
Desarrolladora Homex SA de CV(a)                         10,300          97,195
Desc SA de CV (Series "B")(a)                            28,400          28,790
Division DINE SA de CV(a)                                78,400          85,701
Embotelladoras Arca SA                                   16,000          63,159
Empresas ICA SA de CV(a)                                132,600         917,392
Fomento Economico Mexicano SA de CV (Series "UBD")      172,400         602,736
Gruma SAB (Class "B" Shares)                             18,300          65,399
Grupo Aeroportuario del Pacifico SA de CV
(Class "B" Shares)                                        9,000          46,836
Grupo Aeroportuario del Sureste SAB de CV
(Class "B" Shares)                                       20,200         113,256
Grupo Bimbo SA de CV (Series "A")                        45,800         259,313
Grupo Carso SA de CV (Series "A1")                      174,400         757,680
Grupo Cementos de Chihuahua SA de CV                      7,100          39,596
Grupo Elektra SA de CV                                    5,300         121,071
Grupo FAMSA SA (Series "A")(a)                            7,500          30,622
Grupo Financiero Banorte SA de CV
(Class "O" Shares)                                      442,900       1,998,661
Grupo Financiero Inbursa SA de CV
(Class "O" Shares)                                      312,700         832,644
Grupo Iusacell SA de CV(a)                                6,533          82,401
Grupo Lamosa SA                                          47,773         102,659
Grupo Mexico SA de CV (Series "B")                      127,200       1,151,588
Grupo Modelo SA de CV (Series "C")                       54,800         254,718
Grupo Televisa SA (Series "CPO")                        134,100         654,012
Impulsora del Desarrollo y el Empleo en America
Latina SA de CV (Series "B1")(a)                        260,900         406,834
Industrias CH SA (Series "B")(a)                         13,300          52,811
Industrias Penoles SA de CV                               7,200         168,914
Kimberly-Clark de Mexico SA de CV                        52,100         221,967
Mexichem SA de CV                                        57,932         242,646
Organizacion Soriana SAB de CV (Class "B" Shares)        14,500          46,061
Promotora y Operadora de Infraestructura SA
de CV(a)                                                 63,700         232,108
SARE Holding SA de CV (Class "B" Shares)(a)              24,800          42,935
Telefonos de Mexico SA de CV (Series "A")                 6,500          11,782
Telefonos de Mexico SA de CV (Series "L")               477,300         858,437
TV Azteca SA de CV (Series "CPO")                       153,000          89,342
Urbi Desarrollos Urbanos SA de CV(a)                     35,900         138,861
Vitro SA de CV (Series "A")                              34,900          79,203
Wal-Mart de Mexico SA de CV (Series "V")                242,200         979,825
-------------------------------------------------------------------------------
                                                                   $ 20,923,695
-------------------------------------------------------------------------------

Morocco -- 1.4%
-------------------------------------------------------------------------------
Attijariwafa Bank                                         1,660    $    656,393
Banque Centrale Populaire                                   260          78,625
Banque Marocaine du Commerce Exterieur (BMCE)             2,280         861,938
Banque Marocaine pour le Commerce et L' Industrie
(BMCI)                                                      760         112,052
Centrale Laitiere                                            85          72,095
Ciments du Maroc                                            550         196,582
Credit Immobilier et Hotelier(a)                          1,440         126,833
Douja Promotion Groupe Addoha SA                          1,440         595,737
Holcim Maroc SA                                             230          82,207
Lafarge Ciments                                             310         257,216
Managem                                                     755          51,079
Maroc Telecom                                            49,110         908,365
ONA SA                                                    3,110         634,394
RISMA(a)                                                  1,900         101,622
Samir                                                     1,180         126,075
Societe des Brasseries du Maroc                             225          54,542
Societe Nationale d'Investissement                          905         190,614
SONASID (Societe Nationale de Siderurgie)                   340         130,203
Wafa Assurance                                              100          33,189
-------------------------------------------------------------------------------
                                                                   $  5,269,761
-------------------------------------------------------------------------------

Nigeria -- 0.7%
-------------------------------------------------------------------------------
Access Bank Nigeria Plc                                 384,500    $     60,904
Afribank Nigeria Plc                                    357,860          90,063
African Petroleum Plc(a)                                214,492         147,852
Ashaka Cement Plc                                       190,166          79,347
Cadbury Nigeria Plc(a)                                   22,000           5,629
Dangote Sugar Refinery Plc                              465,860         139,162
First Bank of Nigeria Plc                               754,566         239,480
Guaranty Trust Bank Plc                                 815,550         193,874
Guiness Nigeria Plc                                     147,075         148,119
Intercontinental Bank Plc                               582,300         129,774
Mobil Nigeria Plc                                         7,000          10,400
Nestle Foods Nigeria Plc                                 21,800          37,788
Nigerian Breweries Plc                                  405,900         147,451
Oando Plc                                               117,500          76,620
Oceanic Bank International Plc                          510,200         120,022
PZ Cussons Nigeria Plc                                  174,000          31,597
Total Nigeria Plc                                         6,800           8,981
Transnational Corp. of Nigeria Plc(a)                   314,300          10,247
UAC of Nigeria Plc(a)                                   300,000         100,289
Unilever Nigeria Plc(a)                                 270,000          36,773
Union Bank of Nigeria Plc                               522,867         181,266
United Bank for Africa Plc                              438,293         181,287
West African Portland Cement Co., Plc                   436,600         216,228
Zenith Bank Ltd.                                        706,675         268,846
-------------------------------------------------------------------------------
                                                                   $  2,661,999
-------------------------------------------------------------------------------

Oman -- 0.8%
-------------------------------------------------------------------------------
AES Barka SAOG                                            2,600    $     14,177
Al Jazeira Services Co.                                  66,200          67,412
Alliance Housing Bank                                    45,000          44,188
Bank Dhofar SAOG                                         49,920          85,588
Bank Muscat SAOG                                        112,645         452,102
Dhofar International Development & Investment
Holding Co.                                              27,600          37,283
National Bank of Oman Ltd.                               15,695         285,401
Oman Cables Industry SAOG                                33,600         165,840
Oman Cement Co., SAOG                                     5,810         101,122
Oman Flour Mills Co., Ltd. SAOG                          16,410          90,373
Oman International Bank SAOG                             13,341         115,614
Oman National Investment Corp. Holdings                   1,400          33,095
Oman Telecommunications Co.                             114,850         527,782
Ominvest                                                 14,700          24,440
Raysut Cement Co., SAOG                                  67,700         298,974
Renaissance Holdings Co.                                142,430         344,466
Salalah Port Services Co.                                 1,700          34,976
Shell Oman Marketing Co.                                 11,900          46,524
-------------------------------------------------------------------------------
                                                                   $  2,769,357
-------------------------------------------------------------------------------

Pakistan -- 0.7%
-------------------------------------------------------------------------------
Adamjee Insurance Co., Ltd.                              15,500    $    102,649
Allied Bank Ltd.                                         33,200          69,909
Arif Habib Securities Ltd.                               17,500          51,702
Askari Commercial Bank Ltd.                              21,000          31,528
Bank AL Habib Ltd.                                       21,000          24,154
Bank Alfalah Ltd.(a)                                     88,050          81,179
Bank of Punjab                                           13,200          21,879
D.G. Khan Cement Co., Ltd.                               14,800          24,610
Engro Chemical Pakistan Ltd.                             22,500         103,536
Fauji Fertilizer Bin Qasim Ltd.                          58,000          44,164
Fauji Fertilizer Co., Ltd.                               27,500          56,435
Faysal Bank Ltd.                                         32,500          35,716
Hub Power Co., Ltd.                                     282,200         154,478
Indus Motor Co., Ltd.                                    16,000         101,600
Kot Addu Power Co., Ltd.                                 84,000          71,036
Lucky Cement Ltd.                                        29,000          60,755
Muslim Commercial Bank Ltd.                              78,275         489,831
National Bank of Pakistan                                22,375          91,725
National Refinery Ltd.                                    4,920          31,104
Nishat Chunian Ltd.                                      34,200          23,592
Nishat Mills Ltd.                                       111,500         211,472
Oil & Gas Development Co., Ltd.                          21,600          45,590
Pak Suzuki Motor Co., Ltd.                               14,600          92,482
Pakistan Industrial Credit & Investment Corp. Ltd.       18,500          18,031
Pakistan Oil Fields Ltd.                                 20,000         109,318
Pakistan Petroleum Ltd.                                  25,850         112,716
Pakistan State Oil Co., Ltd.                             16,900         113,297
Pakistan Telecommunication Co., Ltd.                    184,100         152,305
SUI Northern Gas Pipelines Ltd.                          85,500          95,931
SUI Southern Gas Co., Ltd.                               47,000          21,744
Telecard Ltd.(a)                                        181,000          34,269
Unilever Pakistan Ltd.                                    1,100          46,160
-------------------------------------------------------------------------------
                                                                   $  2,724,897
-------------------------------------------------------------------------------

Peru -- 1.5%
-------------------------------------------------------------------------------
Alicorp SA                                              315,100    $    304,744
Austral Group SA(a)                                      67,000          20,333
Banco Continental                                         8,200          28,550
Cementos Lima SA                                          1,000          28,447
Cementos Pacasmayo SAA                                   21,300          39,921
Cia de Minas Buenaventura SA                                800          47,570
Cia de Minas Buenaventura SA (ADR)                        7,610         436,890
Cia Minera Atacocha SA                                    5,500          16,875
Cia Minera Atacocha SA (Class "B" Shares)
(PFD Shares)                                             31,800          96,507
Cia Minera Milpo SA                                      58,251         196,207
Corporacion Aceros Arequipa SA                           16,999          32,597
Credicorp Ltd.                                           10,210         767,843
Edegel SA                                               393,900         214,122
Edelnor SA                                              125,200         105,219
Empresa Agroindustrial Casa Grande SA(a)                 53,220         232,506
Energia del Sur SA                                       39,900         210,907
Ferreyros SA                                            129,718         287,248
Grana y Montero SA                                      106,447         232,167
Luz del Sur SAA                                          59,960          98,982
Minsur SA                                                54,600         183,909
Refineria la Pampilla SA                                  1,800          24,612
Sociedad Minera Cerro Verde SA(a)                         4,890         161,859
Sociedad Minera el Brocal SA                              5,600          94,536
Southern Copper Corp.                                     9,510       1,328,687
Volcan Cia Minera SA (Class "B" Shares)                  74,197         348,894
-------------------------------------------------------------------------------
                                                                   $  5,540,132
-------------------------------------------------------------------------------

Philippines -- 2.5%
-------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                         3,911,000    $    662,076
Ayala Corp.                                              31,580         453,955
Ayala Land, Inc.                                      1,055,800         369,002
Banco De Oro                                            158,020         228,468
Bank of the Philippine Islands                          315,500         477,746
Belle Corp.(a)                                          675,000          21,432
China Banking Corp.                                       1,887          30,905
Filinvest Land, Inc.(a)                               3,449,000         151,344
First Gen Corp.                                          73,300         101,805
First Philippine Holdings Corp.                          70,100         139,519
Globe Telecom, Inc.                                       6,540         256,137
Holcim Philippines, Inc.                                692,000         131,669
International Container Terminal Services, Inc.         388,900         374,040
JG Summit Holding, Inc.                               2,411,900         628,308
Jollibee Foods Corp.                                    143,300         169,270
Manila Electric Co.                                     178,200         341,079
Megaworld Corp.                                       2,476,800         255,029
Metropolitan Bank & Trust Co.                           261,600         377,205
Petron Corp.                                          2,324,000         377,962
Philippine Long Distance Telephone Co.                   26,620       1,855,921
Philippine National Bank(a)                              60,500          67,980
San Miguel Corp. (Class "B" Shares)                     649,500         929,739
Security Bank Corp.                                      32,200          58,386
SM Investments Corp.                                     53,938         475,044
SM Prime Holdings, Inc.                                 893,799         250,306
Universal Robina Corp.                                  349,600         119,424
-------------------------------------------------------------------------------
                                                                   $  9,303,751
-------------------------------------------------------------------------------

Poland -- 2.9%
-------------------------------------------------------------------------------
Agora SA                                                 11,500    $    256,799
Alchemia SA(a)                                              550           2,530
Apator SA                                                 5,200          53,352
Bank Handlowy w Warszawie SA                              2,270         105,547
Bank Millennium SA                                       17,600          95,880
Bank Pekao SA                                             8,445         895,942
Bank Przemyslowo-Handlowy BPH                               845         329,991
Bank Zachodni WBK SA                                      2,500         277,966
Bioton SA(a)                                            460,100         207,062
BRE Bank SA(a)                                            1,003         229,913
Budimex SA(a)                                             2,300          68,201
Cersanit-Krasnystaw SA(a)                                15,100         245,531
Ciech SA                                                  1,850         102,287
ComArch SA(a)                                               880          59,756
ComputerLand SA                                           2,460          50,006
Debica SA                                                 1,220          50,841
Dom Development SA                                        1,650          87,832
Echo Investment SA(a)                                     1,800          71,451
Farmacol SA(a)                                            4,040          77,829
Firma Chemiczna Dwory SA(a)                               1,550          94,196
Getin Holding SA(a)                                      27,450         167,267
Globe Trade Centre SA(a)                                 12,190         252,205
Grupa Kety SA                                             1,090          82,078
Grupa Lotos SA                                            6,453         121,340
Impexmetal SA                                             5,750          23,913
ING Bank Slaski SA w Katowicach                             375         132,706
KGHM Polska Miedz SA                                     12,780         695,772
Kredyt Bank SA                                            4,800          48,164
LPP SA(a)                                                   175         171,635
Mondi Packaging Paper Swiecie SA                            930          30,912
Netia SA(a)                                              85,915         126,620
NG2 SA                                                    3,810          98,981
Orbis SA                                                  6,260         175,697
PBG SA(a)                                                 1,870         254,639
Polimex Mostostal SA                                    116,450         485,648
Polish Oil & Gas                                         94,900         215,035
Polska Grupa Farmaceutyczna SA                            1,500          61,713
Polski Koncern Miesny Duda SA(a)                         21,100          81,116
Polski Koncern Naftowy Orlen SA(a)                       34,280         792,526
Powszechna Kasa Oszczednosci Bank Polski SA              40,770         904,971
Praterm SA(a)                                             2,079          39,028
Prokom Software SA                                        2,800         161,411
Softbank SA                                               5,550         176,718
Telekomunikacja Polska SA                               172,700       1,632,729
TVN SA                                                   33,600         335,634
Zaklad Przetworstwa Hutniczego Stalprodukt SA               300         111,552
-------------------------------------------------------------------------------
                                                                   $ 10,742,922
-------------------------------------------------------------------------------

Qatar -- 1.5%
-------------------------------------------------------------------------------
Barwa Real Estate Co.(a)                                  9,900    $    155,738
Commercial Bank of Qatar                                  9,650         437,370
Doha Bank Ltd.                                           11,360         266,809
First Finance Co.                                        13,600         144,374
Industries Qatar                                         23,850       1,082,272
Masraf Al Rayan(a)                                       67,400         394,824
Qatar Electricity & Water Co.                             4,220         125,343
Qatar Fuel                                                5,770         240,410
Qatar Gas Transport Co., Ltd. (NAKILAT)(a)               88,600         769,990
Qatar Insurance Co.                                       3,220         128,407
Qatar International Islamic Bank                          6,635         188,133
Qatar Islamic Bank                                        9,150         359,095
Qatar National Bank                                       6,475         424,888
Qatar National Navigation                                 5,850         187,111
Qatar Real Estate Investment Co.                          2,300          32,576
Qatar Shipping Co.                                        8,760         168,883
Qatar Telecom QSC                                         5,525         381,391
United Development Co.                                    4,780          50,086
-------------------------------------------------------------------------------
                                                                   $  5,537,700
-------------------------------------------------------------------------------

Romania -- 0.8%
-------------------------------------------------------------------------------
Antibiotice SA                                           80,200    $     66,054
Banca Comerciala Carpatica Sibiu                         98,100          20,882
Banca Transilvania(a)                                 1,458,475         574,990
Biofarm Bucuresti                                       820,961         225,656
BRD-Group Societe Generale                               66,640         758,156
Flamingo International SA(a)                            460,700          74,381
Impact SA(a)                                            545,400         245,136
Rompetrol Rafinare SA(a)                              2,930,500         148,822
SNP Petrom SA                                         1,588,000         363,948
Transelectrica SA                                         9,000         152,310
Turbomechanica SA                                       347,300         105,361
-------------------------------------------------------------------------------
                                                                   $  2,735,696
-------------------------------------------------------------------------------

Russia -- 5.8%
-------------------------------------------------------------------------------
Aeroflot-Russian International Airlines                  12,900    $     44,731
AvtoVAZ(b)                                               96,500         159,193
Cherepovets MK Severstal                                  2,900          69,029
Cherepovets MK Severstal (GDR)(144A)                      7,750         184,450
Comstar United Telesystems (GDR)                          8,000          98,215
CTC Media, Inc.(a)                                        5,700         143,013
Evraz Group SA (GDR)(144A)                                2,000         151,209
Gazprom Neft                                              5,000          24,290
Gazprom Neft (ADR)                                        1,800          43,965
Golden Telecom, Inc. (ADR)                                  400          41,380
Irkutskenergo                                           166,200         175,290
JSC MMC Norilsk Nickel (ADR)                                700         220,500
JSC Scientific Production Corp. Irkut                   107,800         103,486
JSC Severstal-Avto                                        2,200         108,295
KamAZ(a)                                                 38,300         160,025
Lebedyansky                                               1,510         140,108
LUKOIL                                                      890          80,688
LUKOIL (ADR)                                             19,100       1,750,843
Mechel (ADR)                                              1,300         109,395
Mining & Metallurgical Co.                                2,280         672,314
Mobile TeleSystems                                       54,300         742,720
Mobile TeleSystems (ADR)                                  2,200         182,600
Mosenergo                                               322,200          83,284
North-West Telecom                                       29,300          53,448
NovaTek OAO (GDR)(144A)                                   3,750         216,127
Novolipetsk Steel (GDR)(144A)                             3,236         133,858
OAO Gazprom                                              73,400         900,600
OAO Gazprom (ADR)                                        86,050       4,297,315
OAO Rosneft Oil Co.                                       6,700          56,209
OAO Rosneft Oil Co. (GDR)                                43,900         390,675
OAO TMK (GDR)(144A)                                       2,500         111,225
OGK-3(a)                                                531,000          76,386
OGK-5                                                   230,608          39,655
Polyus Gold                                                 800          36,572
Polyus Gold (ADR)                                         1,700          77,348
RAO Unified Energy System of Russia (GDR)(a)            451,500         523,690
RAO Unified Energy System of Russia
(GDR)(144A)(a)                                            3,450         424,350
RAO Unified Energy System of Russia
(PFD Shares)(a)                                         118,400         128,705
RBC Information Systems(a)                                9,550          88,226
Rostelecom                                               11,000         108,549
Rostelecom (ADR)                                          1,900         113,430
Sberbank                                                819,300       3,478,972
Sberbank (PFD Shares)                                    87,100         257,368
Sibirtelecom                                            419,500          47,774
Sistema JSFC (GDR)                                        7,630         305,647
Slavneft-Megionneftegas(a)                                1,400          48,509
Surgutneftegaz                                          163,200         203,727
Surgutneftegaz (ADR)                                     11,972         787,460
Surgutneftegaz (PFD Shares)                             193,700         130,706
Tatneft                                                  10,900          67,697
Tatneft (GDR)(144A)                                       2,190         274,109
TGC-5 JSC                                             7,612,250           7,612
Transneft                                                    70         135,889
Uralsvyazinform                                       1,007,700          66,161
Vimpel-Communications (ADR)                              23,940         791,696
VolgaTelecom                                              8,400          47,698
VTB Bank OJSC (GDR)(144A)(a)                             68,900         663,630
Wimm-Bill-Dann Foods OJSC (ADR)                           2,665         319,134
X5 Retail Group NV (GDR)(a)                              10,250         371,189
-------------------------------------------------------------------------------
                                                                   $ 21,270,369
-------------------------------------------------------------------------------

South Africa -- 6.4%
-------------------------------------------------------------------------------
ABSA Group Ltd.                                          14,950    $    298,743
Adcorp Holdings Ltd.                                      4,000          26,536
AECI Ltd.                                                 6,330          87,232
African Bank Investments Ltd.                            24,500         136,241
African Oxygen Ltd. (AFROX)                               7,700          41,795
African Rainbow Minerals Ltd.                             4,800         110,682
Allan Gray Property Trust                                84,300          93,927
Allied Electronics Corp. Ltd.                            17,182         130,417
Allied Electronics Corp. Ltd. (PFD Shares)(a)            27,100         195,357
Allied Technologies Ltd.                                  2,700          32,750
Anglo Platinum Ltd.                                       3,050         522,146
AngloGold Ashanti Ltd.                                    9,040         420,295
ApexHi Properties Ltd. (Class "B" Shares)                19,200          56,932
Argent Industrial Ltd.                                   10,100          30,623
Aspen Pharmacare Holdings Ltd.(a)                        28,550         165,976
Astral Foods Ltd.                                         2,800          56,890
Aveng Ltd.                                               60,650         595,151
AVI Ltd.                                                 32,000         108,400
Barloworld Ltd.                                          26,320         509,059
Bell Equipment Ltd.                                      13,500         107,659
Bidvest Group Ltd.                                       42,530         890,272
Brait                                                    12,000          52,629
Business Connexion Group                                  9,500           9,178
DataTec Ltd.                                             17,900         104,370
Discovery Holdings Ltd.                                   7,500          32,284
Distribution & Warehousing Network Ltd.                  18,900          67,686
Eland Platinum Holdings Ltd.(a)                           3,600          57,395
Ellerine Holdings Ltd.                                    3,770          50,258
FirstRand Ltd.                                          264,450       1,046,007
Foschini Ltd.                                            18,200         148,870
Gold Fields Ltd.                                         34,635         621,679
Grindrod Ltd.                                            36,200         139,566
Group Five Ltd.                                          12,660         125,146
Growthpoint Properties Ltd.                              60,400         151,721
Harmony Gold Mining Co., Ltd.(a)                         18,010         202,348
Hulamin Ltd.                                              1,940           6,645
Hyprop Investments Ltd.                                   6,200          45,096
Illovo Sugar Ltd.                                        27,600          97,454
Impala Platinum Holdings Ltd.                            28,320       1,063,516
Imperial Holdings Ltd.                                    9,980         201,253
Investec Ltd.                                             7,900          98,394
JD Group Ltd.                                             9,090          86,727
Johnnic Communications Ltd.                              10,350         165,091
JSE Ltd.                                                  4,200          55,811
Kumba Iron Ore Ltd.                                       3,960         154,315
Kumba Resources Ltd.                                      2,610          42,161
Lewis Group Ltd.                                          8,300          71,889
Liberty Group Ltd.                                        8,000         116,905
Massmart Holdings Ltd.                                   18,300         228,217
Medi-Clinic Corp. Ltd.                                   26,700          94,133
Metorex Ltd.(a)                                          12,300          55,320
Metropolitan Holdings Ltd.                               38,600          94,115
Mittal Steel South Africa Ltd.                            8,740         195,872
Mr. Price Group Ltd.                                     22,100          89,391
MTN Group Ltd.                                          166,140       3,219,344
Murray & Roberts Holdings Ltd.                           46,350         709,017
Mvelaphanda Group Ltd.                                   65,900         106,180
Mvelaphanda Resources Ltd.(a)                             5,700          45,371
Nampak Ltd.                                              32,738         108,820
Naspers Ltd. (Class "N" Shares)                          24,910         787,287
Nedbank Group Ltd.                                       24,130         528,926
Network Healthcare Holdings Ltd.                        110,950         223,061
Northam Platinum Ltd.                                     2,500          17,454
Pick'n Pay Stores Ltd.                                   17,370          97,340
Pretoria Portland Cement Co., Ltd.                       51,833         376,041
PSG Group Ltd.                                            7,800          29,871
Remgro Ltd.                                              21,300         621,254
Reunert Ltd.                                             22,460         267,291
RMB Holdings Ltd.                                        44,600         261,338
SA Corporate Real Estate Fund                           132,900          85,529
Sanlam Ltd.                                              96,290         351,315
Santam Ltd.                                               5,583         111,100
Sappi Ltd.                                               10,180         154,774
Sasol Ltd.                                               24,320       1,235,658
Shoprite Holdings Ltd.                                   33,600         208,849
Spar Group Ltd.                                          14,500         129,082
Standard Bank Group Ltd.                                 58,310       1,051,688
Steinhoff International Holdings Ltd.                    89,340         276,401
Sun International Ltd.                                    7,382         167,346
Super Group Ltd.                                         45,100          89,018
Sycom Property Fund                                      18,600          61,145
Telkom South Africa Ltd.                                 24,250         659,663
Tiger Brands Ltd.                                        12,400         356,981
Tongaat-Hulett                                            4,439          69,194
Trencor Ltd.                                              6,600          29,907
Truworths International Ltd.                             33,000         165,763
Wilson Bayly Holmes-Ovcon Ltd.                            8,100         162,648
Woolworths Holdings Ltd.                                 55,700         161,139
-------------------------------------------------------------------------------
                                                                   $ 23,314,320
-------------------------------------------------------------------------------

South Korea -- 6.4%
-------------------------------------------------------------------------------
Amorepacific Corp.                                          138    $    131,844
Asiana Airlines, Inc.                                     7,700          86,513
Cheil Communications, Inc.                                  190          54,838
Cheil Industries, Inc.                                    2,250         149,075
CJ CheilJedang Corp.(a)                                     596         197,520
CJ Corp.                                                    504          56,418
Daegu Bank                                                3,050          54,057
Daelim Industrial Co., Ltd.                                 770         169,207
Daewoo Engineering & Construction Co., Ltd.               4,210         121,987
Daewoo International Corp.                                  840          35,689
Daewoo Motor Sales Corp.                                  1,870          99,388
Daewoo Securities Co., Ltd.                               4,460         132,895
Daewoo Shipbuilding & Marine Engineering Co., Ltd.        2,430         154,350
Daishin Securities Co., Ltd.                                820          25,731
Daum Communications Corp.(a)                                590          53,857
DC Chemical Co., Ltd.                                       360         139,875
Dong-A Pharmaceutical Co., Ltd.                             500          48,337
Dongbu Insurance Co., Ltd.                                1,640          99,767
Dongkuk Steel Mill Co., Ltd.                              1,680         101,036
Doosan Construction & Engineering Co., Ltd.(a)            1,700          36,941
Doosan Corp.(a)                                             560         164,675
Doosan Heavy Industries & Construction Co., Ltd.          1,370         252,968
Doosan Infracore Co., Ltd.                                2,650         112,772
GS Engineering & Construction Corp.                         780         165,251
GS Holdings Corp.                                         1,200          86,141
Hana Financial Group, Inc.                                4,950         250,531
Hana Tour Service, Inc.                                     390          35,168
Hanarotelecom, Inc.(a)                                   10,500         103,150
Hanil Cement Co., Ltd.                                      270          29,199
Hanjin Heavy Industries & Construction Co.,
Ltd.(a)                                                   1,994         218,505
Hanjin Heavy Industries & Construction Holdings
Co., Ltd.                                                   275          17,639
Hanjin Shipping Co., Ltd.                                 5,030         294,130
Hanjin Transportation Co., Ltd.                             600          35,898
Hankook Tire Co., Ltd.                                    5,540         117,226
Hanmi Pharm Co., Ltd.                                       160          24,453
Hansol Paper Co., Ltd.(a)                                 1,700          33,772
Hanwha Chemical Corp.                                     2,700          79,774
Hanwha Corp.                                              1,840         182,625
Hanwha Securities Co., Ltd.                               1,300          39,351
Hite Brewery Co., Ltd.                                      375          56,157
Honam Petrochemical Corp.                                   570          87,011
Hotel Shilla Co., Ltd.                                    1,500          53,480
Hynix Semiconductor, Inc.(a)                              7,640         214,313
Hyosung Corp.                                               880          66,023
Hyundai Autonet Co., Ltd.                                 4,900          32,401
Hyundai Department Store Co., Ltd.                          915         128,001
Hyundai Development Co.                                   1,550         173,639
Hyundai Engineering & Construction Co., Ltd.(a)           1,450         148,468
Hyundai Heavy Industries Co., Ltd.                        1,005         565,059
Hyundai Marine & Fire Insurance Co., Ltd.                 2,000          57,960
Hyundai Merchant Marine Co., Ltd.                         3,820         207,238
Hyundai Mipo Dockyard Co., Ltd.                             325         144,399
Hyundai Mobis                                             2,070         208,337
Hyundai Motor Co., Ltd.                                   5,650         448,988
Hyundai Motor Co., Ltd. (PFD Shares)                      2,300          88,293
Hyundai Securities Co., Ltd.                              4,070          97,549
Hyundai Steel Co.                                         1,370         136,615
Industrial Bank of Korea                                  5,380         110,298
Kangwon Land, Inc.                                        4,340         116,372
KCC Corp.                                                   115          85,131
Kia Motors Corp.(a)                                       7,390          85,733
Kookmin Bank                                             10,900         891,345
Korea Electric Power Corp.                               15,620         690,508
Korea Exchange Bank                                       2,680          44,326
Korea Express Co., Ltd.(a)                                  730          88,394
Korea Gas Corp.                                           2,880         215,570
Korea Investment Holdings Co., Ltd.                       1,590         142,625
Korea Kumho Petrochemical Co., Ltd.                         550          53,352
Korea Line Corp.                                            170          49,462
Korea Zinc Co., Ltd.                                        330          66,649
Korean Air Lines Co., Ltd.                                3,642         320,300
Korean Reinsurance Co.                                    2,650          47,270
KT Corp.                                                 12,400         589,018
KT Corp. (ADR)                                            7,675         180,516
KT Freetel Co., Ltd.                                      5,690         209,704
KT&G Corp.                                                4,715         380,353
KTBNetwork Co., Ltd.(a)                                   2,700          27,672
Kumho Industrial Co., Ltd.                                  600          55,749
LG Chem Ltd.                                              1,180         147,456
LG Corp.                                                  2,320         212,302
LG Dacom Corp.                                            4,150         134,814
LG Electronics, Inc.                                      3,190         335,428
LG Electronics, Inc. (PFD Shares)                           730          40,633
LG Fashion Corp.                                          1,310          51,739
LG Household & Health Care Ltd.                             580         129,300
LG International Corp.                                    1,620          50,931
LG Petrochemical Co., Ltd.(b)                               910          53,796
LG Telecom Ltd.(a)                                       14,265         155,628
LG.Philips LCD Co., Ltd.(a)                               2,470         136,454
LIG Non-Life Insurance Co., Ltd.                          1,700          52,729
Lotte Chilsung Beverage Co., Ltd.                            37          52,380
Lotte Confectionery Co., Ltd.                                28          46,104
Lotte Shopping Co., Ltd.                                    415         194,690
LS Cable Ltd.                                               400          61,788
LS Industrial Systems Co., Ltd.                             640          54,247
Macquarie Korea Infrastructure Fund                      12,860          92,930
MegaStudy Co., Ltd.                                         200          73,801
Meritz Fire & Marine Insurance Co., Ltd.                  3,920          57,308
NCsoft Corp.(a)                                             420          26,086
NHN Corp.                                                 1,065         342,442
Nong Shim Co., Ltd.                                          80          17,745
ORION Corp.                                                 110          35,147
Pacific Corp.                                               189          42,992
Poongsan Corp.                                              390          11,016
POSCO                                                     2,387       1,740,681
Pusan Bank                                                5,500          98,723
S-Oil Corp.                                               1,445         131,239
Samchully Co., Ltd.                                         160          35,051
Samsung Corp.                                             3,230         298,933
Samsung Electro-Mechanics Co., Ltd.                       1,050          69,502
Samsung Electronics Co., Ltd.                             2,901       1,788,750
Samsung Electronics Co., Ltd. (PFD Shares)                  528         251,468
Samsung Engineering Co., Ltd.                               620          83,508
Samsung Fine Chemicals Co., Ltd.                            850          64,541
Samsung Fire & Marine Insurance Co., Ltd.                 1,475         410,344
Samsung Heavy Industries Co., Ltd.                        4,210         254,171
Samsung SDI Co., Ltd.                                       830          66,935
Samsung Securities Co., Ltd.                              1,640         205,314
Samsung Techwin Co., Ltd.                                 1,050          64,426
Seoul Securities Co., Ltd.                               20,720          58,154
Seoul Semiconductor Co., Ltd.                             1,520          49,187
Shinhan Financial Group Co., Ltd.                        12,320         804,912
Shinsegae Co., Ltd.                                         432         340,374
SK Chemicals Co., Ltd.                                      610          60,814
SK Corp.                                                  1,035         310,889
SK Energy Co., Ltd.(a)                                    2,299         528,359
SK Networks Co., Ltd.(a)                                  1,870          49,627
SK Securities Co., Ltd.                                  11,500          54,889
SK Telecom Co., Ltd.                                      1,305         306,173
SK Telecom Co., Ltd. (ADR)                                2,550          78,566
SKC Co., Ltd.                                             1,250          54,722
SODIFF Advanced Materials Co., Ltd.                         500          51,882
Ssangyong Cement Industrial Co., Ltd.(a)                  1,800          34,048
STX Corp.                                                   390          62,475
STX Shipbuilding Co., Ltd.                                1,570         127,818
Taekwang Industrial Co., Ltd.                                30          47,366
Taihan Electric Wire Co., Ltd.                              660          54,211
Tong Yang Investment Bank                                 2,000          46,004
Woongjin Coway Co., Ltd.                                  1,450          55,574
Woori Finance Holdings Co., Ltd.                          5,480         119,280
Woori Investment & Securities Co., Ltd.                   3,500         107,895
Yuhan Corp.                                                 487         104,225
-------------------------------------------------------------------------------
                                                                   $ 23,237,747
-------------------------------------------------------------------------------

Taiwan -- 6.0%
-------------------------------------------------------------------------------
Acer, Inc.                                               85,870    $    204,233
Advanced Semiconductor Engineering, Inc.                135,456         163,920
Advantech Co., Ltd.                                       7,350          20,004
Altek Corp.                                              22,910          41,195
ASE Test Ltd.(a)                                        216,000          39,229
Asia Cement Corp.                                        58,320          95,296
Asia Optical Co., Inc.                                   30,299         106,424
Asustek Computer, Inc.                                  107,548         381,849
AU Optronics Corp.                                      255,698         553,169
BenQ Corp.(a)                                            61,200          87,158
Capital Securities Corp.                                130,050          83,771
Catcher Technology Co., Ltd.                             17,700         122,333
Cathay Financial Holding Co., Ltd.                      275,348         720,194
Cathay Real Estate Development Co., Ltd.                 71,000          39,691
Chang Hwa Commercial Bank                               190,000         127,902
Cheng Loong Corp.                                        78,000          31,090
Cheng Shin Rubber Industry Co., Ltd.                    110,270         218,184
Cheng Uei Precision Industry Co., Ltd.                   19,950          55,946
Chi Mei Optoelectronics Corp.                           160,169         231,984
China Airlines                                          125,640          58,071
China Development Financial Holding Corp.               495,343         207,239
China Motor Corp.                                        63,315          58,626
China Petrochemical Development Corp.(a)                130,000          65,062
China Steel Corp.                                       339,900         482,519
Chinatrust Financial Holding Co., Ltd.                  345,560         253,505
Chung Hung Steel Corp.                                   60,000          33,945
Chunghwa Picture Tubes Ltd.(a)                          171,000          71,827
Chunghwa Telecom Co., Ltd.                              507,008         975,908
CMC Magnetics Corp.(a)                                  105,000          45,332
Compal Communications, Inc.                              12,600          32,173
Compal Electronics, Inc.                                126,630         161,764
Coretronic Corp.                                         14,280          22,210
D-Link Corp.                                             31,620          71,613
Delta Electronics, Inc.                                  51,850         209,895
E.Sun Financial Holding Co., Ltd.                       199,000         114,327
Epistar Corp.                                            24,230         109,664
Eternal Chemical Co., Ltd.                               30,240          38,919
EVA Airways Corp.                                       367,000         148,738
Evergreen International Storage & Transport Corp.        79,000          44,777
Evergreen Marine Corp.                                  273,050         269,314
Everlight Electronics Co., Ltd.                           6,179          27,290
Far Eastern International Bank                           83,000          36,120
Far Eastern Textile Ltd.                                116,390         155,145
Far EasTone Telecommunications Co., Ltd.                305,000         379,117
Feng Hsin Iron & Steel Co., Ltd.                          9,000          13,793
First Financial Holding Co., Ltd.                       183,600         151,559
Formosa Chemicals & Fibre Corp.                         120,000         324,607
Formosa International Hotels Corp.                        2,000          19,895
Formosa Petrochemical Corp.                              87,000         283,971
Formosa Plastics Corp.                                  207,000         642,512
Formosa Taffeta Co., Ltd.                               118,000         134,627
Foxconn Technology Co., Ltd.                             20,800         253,140
Fubon Financial Holding Co., Ltd.                       232,000         226,150
Fuhwa Financial Holdings Co., Ltd.(a)                   327,225         243,304
HannStar Display Corp.(a)                                87,768          40,911
High Tech Computer Corp.                                 19,600         403,816
Hon Hai Precision Industry Co., Ltd.                    174,920       1,341,040
Hotai Motor Co., Ltd.                                    61,000         159,734
Hua Nan Financial Holdings Co., Ltd.                    178,000         133,925
Inventec Appliances Corp.                                23,100          51,676
Inventec Co., Ltd.                                       58,800          37,545
Johnson Health Tech Co., Ltd.                             9,600          29,313
KGI Securities Co., Ltd.                                129,000          74,185
King Yuan Electronics Co., Ltd.                          38,496          25,781
Largan Precision Co., Ltd.                               13,260         162,994
Lite-On Technology Corp.                                 69,092         128,102
Macronix International Co., Ltd.                         90,564          59,406
MediaTek, Inc.                                           35,355         699,629
Mega Financial Holding Co., Ltd.                        424,000         277,378
Mitac International Corp.                                33,455          43,703
Mosel Vitelic, Inc.                                      53,560          60,780
Motech Industries, Inc.                                   8,637          91,362
Nan Ya Plastics Corp.                                   248,270         746,513
Nan Ya Printed Circuit Board Corp.                        8,211          54,325
Nanya Technology Corp.                                   50,467          31,978
Novatek Microelectronics Corp. Ltd.                      21,199          98,440
Phoenix Precision Technology Corp.                       26,128          33,269
PixArt Imaging, Inc.                                      5,500          48,659
Polaris Securities Co., Ltd.                             97,404          53,307
Pou Chen Corp.                                          306,072         293,343
Powerchip Semiconductor Corp.                           290,805         135,303
Powertech Technology, Inc.                               13,800          56,384
President Chain Store Corp.                              84,000         250,206
ProMOS Technologies, Inc.                               285,000          81,300
Quanta Computer, Inc.                                   101,481         170,692
Realtek Semiconductor Corp.                              25,025          96,924
RichTek Technology Corp.                                  2,300          25,561
Shin Kong Financial Holding Co., Ltd.                   168,375         157,902
Siliconware Precision Industries Co.                     80,558         169,093
Sincere Navigation                                       56,000         114,597
Sino-American Silicon Products, Inc.                      6,299          60,642
SinoPac Financial Holdings Co., Ltd.                    303,000         141,394
Sunplus Technology Co., Ltd.                             14,695          26,715
Synnex Technology International Corp.                    37,750         126,963
Taishin Financial Holdings Co., Ltd.(a)                 234,000         115,696
Taiwan Business Bank(a)                                 106,000          32,873
Taiwan Cement Corp.                                     156,430         269,479
Taiwan Cooperative Bank                                 174,200         135,920
Taiwan Fertilizer Co., Ltd.                              24,000          61,964
Taiwan Glass Industrial Corp.                            36,168          49,729
Taiwan Mobile Co., Ltd.                                 565,000         762,409
Taiwan Semiconductor Manufacturing Co., Ltd.            887,979       1,774,381
Tatung Co., Ltd.(a)                                      98,000          53,988
Teco Electric & Machinery Co., Ltd.                      63,000          35,068
Tripod Technology Corp.                                  12,540          51,120
TSRC Corp.                                               22,000          34,269
Tung Ho Steel Enterprise Corp.                           38,000          56,753
U-Ming Marine Transport Corp.                            59,000         193,935
Uni-President Enterprises Corp.                         410,380         594,997
Unimicron Technology Corp.                               29,580          60,303
United Microelectronics Corp.                           688,331         451,452
Via Technologies, Inc.(a)                                40,000          28,479
Walsin Lihwa Corp.                                       80,000          43,479
Wan Hai Lines Ltd.                                      205,000         208,184
Winbond Electronics Corp.                               106,000          35,631
Wintek Corp.                                             29,000          41,819
Wistron Corp.                                            58,677         118,182
Yageo Corp.                                              50,000          19,692
Yang Ming Marine Transport                               63,503          52,329
Yieh Phui Enterprise                                     96,820          41,417
Yuen Foong Yu Paper Manufacturing Co., Ltd.              24,240          11,328
Yulon Motor Co., Ltd.                                   119,893         141,133
-------------------------------------------------------------------------------
                                                                   $ 21,961,029
-------------------------------------------------------------------------------

Thailand -- 3.1%
-------------------------------------------------------------------------------
Advance Agro Pcl(a)                                      21,000    $     17,920
Advanced Info Service Pcl(c)                            183,100         485,527
Airports of Thailand Pcl(c)                              81,500         146,285
Amata Corp. Pcl(c)                                       75,000          37,517
Aromatics (Thailand) Pcl(c)                              48,000          99,573
Asian Property Development Pcl(c)                       379,500          73,979
Bangkok Bank Pcl(c)                                       4,300          16,218
Bangkok Bank Pcl                                        168,000         622,854
Bangkok Dusit Medical Services Pcl                      192,400         223,622
Bangkok Expressway Pcl(c)                               127,000          92,676
Bangkok Land Pcl(a)                                     800,000          18,950
Bank of Ayudhya Pcl(c)                                   13,600          11,782
Bank of Ayudhya Pcl                                     482,300         414,540
BankThai Pcl(a)                                         290,400          16,321
Banpu Pcl(c)                                             12,000         159,024
Banpu Pcl                                                15,100         198,807
BEC World Pcl(c)                                        211,300         145,488
Big C Supercenter Pcl(c)                                  6,300           9,130
Big C Supercenter Pcl                                    36,600          53,113
Bumrungrad Hospital Pcl(c)                              153,500         195,347
Cal-Comp Electronics (Thailand) Pcl(c)                  613,900         130,963
Central Pattana Pcl(c)                                  119,600          90,619
Ch. Karnchang Pcl(c)                                    267,200          73,906
Charoen Pokphand Foods Pcl(c)                         1,013,500         147,619
CP Seven Eleven Pcl(c)                                  641,400         190,618
Delta Electronics (Thailand) Pcl(c)                     187,100         118,916
Electricity Generating Pcl                               40,800         142,422
Electricity Generating Pcl(c)                             5,100          18,008
Glow Energy Pcl                                          69,200          72,285
Hana Microelectronics Pcl(c)                            207,100         152,347
ICC International Pcl(c)                                  8,400          10,010
IRPC Pcl(c)                                           1,040,200         210,427
Italian-Thai Development Pcl(a)(c)                    1,070,900         271,782
Kasikornbank Pcl(c)                                       6,000          15,951
Kasikornbank Pcl                                        193,300         513,319
Kiatnakin Bank Pcl(c)                                    49,400          42,754
Krung Thai Bank Pcl(c)                                  400,500         137,544
Land & Houses Pcl                                     1,350,700         296,766
Loxley Pcl(c)                                         1,072,600          80,165
Major Cineplex Group Pcl(c)                              60,400          31,457
Minor International Pcl(c)                              376,700         197,301
Phatra Securities Pcl                                    26,600          30,330
Precious Shipping Pcl(c)                                139,300         123,991
PTT Chemical Pcl(c)                                      26,100         105,214
PTT Exploration & Production Pcl(c)                     102,100         486,691
PTT Pcl(c)                                              121,060       1,496,107
Quality House Pcl(c)                                    775,300          40,265
Ratchaburi Electricity Generating Holding Pcl(c)        139,700         205,532
Rayong Refinery Pcl(c)                                  115,100          85,516
Regional Container Line Pcl(c)                           50,000          43,769
Robinson Department Store Pcl                           130,000          39,017
Samart Corp. Pcl                                        366,600          86,297
Shin Satellite Pcl(a)(c)                                165,700          50,219
Siam Cement Pcl(c)                                        1,800          13,951
Siam Cement Pcl                                          74,600         573,808
Siam City Bank Pcl                                       95,100          49,555
Siam City Bank Pcl(c)                                    64,400          34,294
Siam City Cement Pcl(c)                                  17,690         148,870
Siam Commercial Bank Pcl(c)                             182,200         506,632
Siam Makro Pcl(c)                                        13,000          37,678
Sino Thai Engineering & Construction Pcl(a)(c)          524,500          96,458
Thai Airways International Pcl(c)                       117,400         132,997
Thai Beverage Pcl                                     1,101,000         198,704
Thai Oil Pcl(c)                                          93,700         264,681
Thai Union Frozen Products Pcl(c)                       138,100          97,702
Thanachart Capital Pcl(c)                                83,000          37,977
Thoresen Thai Agencies Pcl(c)                           123,600         223,669
TISCO Bank Pcl                                           50,000          43,988
TMB Bank Pcl(a)(c)                                    1,275,900          61,571
Total Access Communication Pcl(a)                        71,600          86,626
True Corp. Pcl(a)(c)                                    465,100         103,325
-------------------------------------------------------------------------------
                                                                   $ 11,489,286
-------------------------------------------------------------------------------

Turkey -- 3.2%
-------------------------------------------------------------------------------
Acibadem Saglik Hizmetleri ve Ticaret AS                  8,051    $     59,781
Adana Cimento Sanayii TAS                                 5,131          39,343
Akbank TAS                                              107,250         983,030
Akcansa Cimento AS                                        6,600          48,314
Akenerji Elektrik Uretim AS(a)                            6,800          64,602
Aksigorta AS                                             18,200         135,637
Alarko Holding AS                                        15,600          47,789
Anadolu Anonim Turk Sigorta Sirketi                      19,250          35,849
Anadolu Cam Sanayii AS                                    5,842          12,468
Anadolu Efes Biracilik ve Malt Sanayii AS                29,639         364,119
Arcelik AS                                               18,900         145,026
Aselsan Elektronik Sanayi ve Ticaret AS                     580          14,361
Aygaz AS                                                 22,574         105,835
BIM Birlesik Magazalar AS                                 2,510         206,365
Bursa Cimento Fabrikasi AS                                5,300          48,993
Cimsa Cimento Sanayi ve Ticaret AS                        6,800          58,041
Dogan Sirketler Grubu Holding AS                        128,324         284,716
Dogan Yayin Holding AS(a)                                37,500         190,078
Dogus Otomotiv Servis ve Ticaret AS                       6,500          47,782
Eczacibasi Ilac Sanayi ve Ticaret AS(a)                   7,900          35,110
Enka Insaat ve Sanayi AS                                 41,100         643,642
Eregli Demir ve Celik Fabrikalari TAS                    73,316         714,900
Ford Otomotiv Sanayi AS                                  10,700         125,776
Haci Omer Sabanci Holding AS                             62,650         429,077
Hurriyet Gazetecilik ve Matbaacilik AS(a)                20,100          72,400
Ihlas Holding AS(a)                                      65,000          63,266
Is Gayrimenkul Yatirim Ortakligi AS                      19,365          32,478
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS
(Class "D" Shares)(a)                                    72,000          82,501
KOC Holding AS(a)                                       110,172         604,512
Mardin Cimento Sanayii ve Ticaret AS                      2,000          12,246
Migros Turk TAS                                          12,000         210,633
Petkim Petrokimya Holding AS(a)                          18,100         150,039
Petrol Ofisi AS                                          12,696          65,827
Sekerbank TAS(a)                                         22,300          95,874
Tofas Turk Otomobil Fabrikasi AS                         21,400         114,035
Trakya CAM Sanayii AS                                    49,640         129,089
Tupras-Turkiye Petrol Rafinerileri AS                    21,870         621,675
Turk Hava Yollari Anonim Ortakligi (THY) AS(a)           28,100         201,391
Turk Sise ve Cam Fabrikalari AS                          49,544         109,151
Turk Traktor ve Ziraat Makineleri AS                      4,100          58,352
Turkcell Iletisim Hizmetleri AS                         156,800       1,528,311
Turkiye Garanti Bankasi AS                              133,700       1,236,973
Turkiye Is Bankasi                                      104,149         714,305
Turkiye Sinai Kalkinma Bankasi AS(a)                     34,033          57,744
Ulker Gida Sanayi ve Ticaret AS                          23,300         106,776
Vestel Elektronik Sanayi va Ticaret AS(a)                12,500          37,111
Yapi ve Kredi Bankasi AS(a)                              77,292         301,571
Yazicilar Holding AS                                     10,800          83,774
-------------------------------------------------------------------------------
                                                                   $ 11,530,668
-------------------------------------------------------------------------------

United Arab Emirates -- 0.9%
-------------------------------------------------------------------------------
Amlak Finance (PJSC)(a)                                 148,900    $    191,399
Arabtec Holding Co.                                      94,250         210,474
Aramex (PJSC)(a)                                        414,200         346,300
Dubai Financial Market(a)                               183,000         258,157
Dubai Investments (PJSC)                                178,370         265,713
Dubai Islamic Bank                                      127,080         391,074
Emaar Properties (PJSC)                                 231,200         812,233
National Central Cooling Co. (Tabreed)                  458,464         414,521
Union Properties                                        239,800         287,346
-------------------------------------------------------------------------------
                                                                   $  3,177,217
-------------------------------------------------------------------------------
Total Common Stocks (cost $282,754,355)                            $351,723,938
-------------------------------------------------------------------------------

Investment Funds(a) -- 1.5%

Saudi Arabia Investment Fund Ltd.                        45,192    $  2,553,348
Vietnam Enterprise Investments Ltd.                     481,912       2,819,185
-------------------------------------------------------------------------------

Total Investment Funds (cost $4,801,095)                           $  5,372,533
-------------------------------------------------------------------------------

Rights(a) -- 0.0%

Angang Steel Co., Ltd.                                   10,120    $     15,929
Arab East Investment                                      2,150           7,256
BankThai Pcl                                            580,800               0
Central Cooperative Bank AD                              42,900          21,758
Diamond Trust of Kenya Ltd.                               7,783             291
Hyundai Securities Co., Ltd.                                747           3,937
NIC Bank Ltd.                                             3,300           4,686
Property & Building Corp. Ltd.                               72             924
Tata Steel Ltd.                                           3,166          48,786
Tata Steel Ltd. (PFD Shares)(b)                          14,247               0
-------------------------------------------------------------------------------

Total Rights (cost $0)                                             $    103,567
-------------------------------------------------------------------------------

Warrants(a) -- 0.0%

China Overseas Land & Investment Ltd. (China),
expiring 8/ 27/08, strike HKD4.500                        6,166    $      5,131
-------------------------------------------------------------------------------

Total Warrants (cost $0)                                           $      5,131
-------------------------------------------------------------------------------

Total Long-Term Investments -- 97.7%
  (cost $287,555,450)                                              $357,205,169
-------------------------------------------------------------------------------

Short-term Investments -- 0.9%

                                                      Principal
Security                                            Amount (000)       Value
-------------------------------------------------------------------------------

Time Deposits -- 0.0%
-------------------------------------------------------------------------------
Banco de la Republica de Colombia 1.00% 12/6/07      $      197    $    101,901
Banco de la Republica de Colombia 1.00% 12/18/07            125          62,786
-------------------------------------------------------------------------------

Total Time Deposits -- 0.0% (cost $164,687)                        $    164,687
-------------------------------------------------------------------------------

Repurchase Agreements -- 0.9%
-------------------------------------------------------------------------------
State Street Bank & Trust Corp. Repurchase
Agreement, dated 10/31/07, 4.40%, due
11/1/07 (cost $3,136,000)(d)                         $    3,136    $  3,136,000
-------------------------------------------------------------------------------

Total Repurchase Agreements -- 0.9%
  (cost $3,136,000)                                                $  3,136,000
-------------------------------------------------------------------------------

Total Short-Term Investments -- 0.9%
  (cost $3,300,687)                                                $  3,300,687
-------------------------------------------------------------------------------

Total Investments -- 98.6%
  (cost $290,856,137)                                              $360,505,856
-------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 1.4%                             $  5,042,111
-------------------------------------------------------------------------------

Net Assets -- 100%                                                 $365,547,967
-------------------------------------------------------------------------------

(144A)-- Security exempt from registation under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of the securities is $3,073,782 or 0.8% of the Fund's net assets.
(ADR)--        American Depositary Receipt
(GDR)--        Global Depository Receipt
(PFD Shares)-- Preferred Shares
(a) Non-income producing security.
(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(d) Repurchase price of $3,136,383. Collateralized by $3,115,000 Federal National Mortgage Association 5.25% due 1/15/2009. The aggregate market value, including accrued interest, of the collateral was $3,199,170.

Industry Classification as of October 31, 2007

                                          PERCENTAGE
                                            OF TOTAL          MARKET
SECTOR                                    INVESTMENTS         VALUE
Financials                                   23.6%         $85,227,790
Telecommunication Services                   13.9%          50,079,110
Industrials                                  12.2%          43,748,115
Energy                                       10.0%          36,116,886
Materials                                     9.7%          34,925,853
Consumer Staples                              8.9%          32,032,347
Consumer Discretionary                        7.2%          26,108,474
Utilities                                     5.0%          18,049,506
Diversified                                   3.9%          14,165,100
Information Technology                        3.1%          11,270,757
Investment Funds                              1.5%           5,372,533
Other                                         1.0%           3,409,385

Currency Concentration of Portfolio as of October 31, 2007

                                          PERCENTAGE
                                            OF TOTAL
CURRENCY                                  INVESTMENTS         VALUE
United States Dollar                         12.9%         $46,676,933
South African Rand                            6.5%          23,314,320
South Korean Won                              6.4%          22,982,602
Brazilian Real                                6.4%          22,955,154
New Taiwan Dollar                             6.1%          21,961,029
Indian Rupee                                  5.9%          21,437,104
Mexican Peso                                  5.8%          20,923,695
Hong Kong Dollar                              5.7%          20,722,098
New Turkish Lira                              3.2%          11,530,668
Hungarian Forint                              3.1%          11,272,190
Thailand Baht                                 3.1%          11,203,956
Czech Koruna                                  3.1%          11,109,358
Indonesian Rupiah                             3.1%          11,030,615
Chilean Peso                                  3.0%          10,907,048
Malaysian Ringgit                             3.0%          10,793,371
Polish Zloty                                  3.0%          10,742,922
Philippine Peso                               2.6%           9,303,751
Israeli Shekel                                1.9%           6,959,575
Qatari Rial                                   1.5%           5,537,700
Egyptian Pound                                1.5%           5,338,788
Moroccan Dirham                               1.5%           5,269,761
Other Currencies                             10.7%          38,533,218

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2007

Assets
--------------------------------------------------------------------------------
Investments in securities, at value
  (identified cost, $290,856,137)                                   $360,505,856
Cash                                                                     179,977
Foreign currency, at value (identified cost $1,648,447)                1,661,398
Receivable for Fund shares sold                                        7,170,659
Dividends and interest receivable                                        383,546
Receivable from affiliate for expense reimbursements                     110,012
Receivable for securities sold                                            97,460
Tax reclaims receivable                                                    6,482
Other assets                                                             250,000
--------------------------------------------------------------------------------
Total assets                                                        $370,365,390
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investment securities purchased                         $  4,059,867
Accrued capital gains taxes                                              288,137
Payable for Fund shares redeemed                                         266,763
Payable to affiliate for distribution and service plan fees               13,885
Payable to affiliate for Trustees' fees                                    3,784
Accrued Expenses                                                         184,987
--------------------------------------------------------------------------------
Total liabilities                                                   $  4,817,423
--------------------------------------------------------------------------------
Net Assets                                                          $365,547,967
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                     $293,130,776
Undistributed net investment income                                      899,774
Undistributed  net  realized  gain  on investments and foreign
  currency related transactions                                        2,139,109
Net unrealized appreciation of investments and foreign currencies     69,378,308
--------------------------------------------------------------------------------
Total                                                               $365,547,967
--------------------------------------------------------------------------------

Class A Shares
--------------------------------------------------------------------------------
Net Assets                                                          $ 81,610,416
Shares Outstanding                                                     4,662,417
Net Asset Value and Redemption Price Per Share
  (net assets/shares of beneficial interest outstanding)            $      17.50
Maximum Offering Price Per Share (100/94.25 of $17.50)              $      18.57
--------------------------------------------------------------------------------

Class C Shares
--------------------------------------------------------------------------------
Net Assets                                                          $ 10,218,171
Shares Outstanding                                                       590,096
Net Asset Value and Offering Price Per Share*
  (net assets/shares of beneficial interest outstanding)            $      17.32
--------------------------------------------------------------------------------

Class I Shares
--------------------------------------------------------------------------------
Net Assets                                                          $273,719,380
Shares Outstanding                                                    15,607,519
Net Asset Value, Offering Price, and Redemption Price Per Share
  (net assets/shares of beneficial interest outstanding)            $      17.54
--------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
* Redemption price per share is equal to net asset value less any applicable contingent deferred sale charge.

Statement of Operations

For the Year Ended October 31, 2007

Investment Income
-------------------------------------------------------------------------------
Dividends (net of foreign taxes, $374,841)                          $ 3,153,372
Interest                                                                100,331
-------------------------------------------------------------------------------
Total income                                                        $ 3,253,703
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Investment adviser fees                                             $ 1,174,916
Administration fees                                                     207,338
Distribution and service fees
  Class A                                                                56,185
  Class C                                                                29,699
Custodian fee                                                           818,804
Legal and accounting services                                            89,349
Registration fees                                                        68,542
Transfer agent fees                                                      51,692
Trustees' fees and expenses                                              15,343
Printing and postage                                                     14,998
Miscellaneous                                                             6,570
-------------------------------------------------------------------------------
Total expenses                                                      $ 2,533,436
-------------------------------------------------------------------------------
Deduct-Waiver of fees and allocation of expenses to the
  Investment Adviser                                                   (719,726)
-------------------------------------------------------------------------------
Net expenses                                                        $ 1,813,710
-------------------------------------------------------------------------------
Net investment income                                               $ 1,439,993
-------------------------------------------------------------------------------

Realized and Unrealized Gain
-------------------------------------------------------------------------------
Net realized gain --
  Investment transactions (identified cost basis)(a)                $ 2,160,904
  Foreign currency related transactions                                (527,241)
-------------------------------------------------------------------------------
Net realized gain                                                   $ 1,633,663
-------------------------------------------------------------------------------
Change in unrealized appreciation --
 Investments (identified cost basis)(b)                             $68,213,734
  Foreign currencies                                                     16,780
-------------------------------------------------------------------------------
Net change in unrealized appreciation                               $68,230,514
-------------------------------------------------------------------------------
Net realized and unrealized gain                                    $69,864,177
-------------------------------------------------------------------------------
Net increase in net assets from operations                          $71,304,170
-------------------------------------------------------------------------------
(a) Net of capital gains taxes of $2,988 (see Note 1(c)).
(b) Net of change in foreign capital gains taxes of $283,865 (see Note 1(c)).

                       See notes to financial statements

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2007

Statements of Changes in Net Assets

Increase (Decrease)                                       Year Ended           Period Ended
in Net Assets                                          October 31, 2007    October 31, 2006(a)
----------------------------------------------------------------------------------------------
From operations --
  Net investment income                                  $  1,439,993          $    22,993
  Net realized gain (loss) on investment and foreign
   currency transactions                                    1,633,663              (52,625)
  Net change in unrealized appreciation
   (depreciation) on investment and
   foreign currencies                                      68,230,514            1,147,794
------------------------------------------------------------------------------------------
Net increase in net assets from operations               $ 71,304,170          $ 1,118,162
------------------------------------------------------------------------------------------
Distributions to shareholders from --
  Net investment income Class I                          $     (5,141)         $        --
------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares
    Class A                                              $ 73,729,869          $ 1,369,254
    Class C                                                 9,051,313              123,366
    Class I                                               224,208,446           14,380,129
  Net asset value of shares issued as
   reinvestment of dividends
    Class I                                                     2,661                   --
  Cost of shares redeemed
    Class A                                                (5,733,907)              (2,547)
    Class C                                                  (680,223)                 (21)
    Class I                                               (23,357,009)                 (21)
  Redemption fees                                              39,441                   25
------------------------------------------------------------------------------------------
Net increase resulting from Fund share transactions      $277,260,591          $15,870,185
------------------------------------------------------------------------------------------
Net increase in net assets                               $348,559,620          $16,988,347
------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------
At beginning of period                                   $ 16,988,347          $        --
------------------------------------------------------------------------------------------
At end of year                                           $365,547,967          $16,988,347
------------------------------------------------------------------------------------------
Accumulated net investment income (loss)
 included in net assets at end of period                 $    899,774          $    (7,837)
------------------------------------------------------------------------------------------

(a) For the period from the start of business, June 30, 2006 to October 31, 2006.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2007

Financial Highlights - Class A

                                                       Year Ended             Period Ended
                                                  October 31, 2007(a)    October 31, 2006(a)(b)
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                     $11.150                $10.000
-----------------------------------------------------------------------------------------

Income from operations
-----------------------------------------------------------------------------------------
Net investment income                                      $ 0.110                $ 0.010
Net realized and unrealized gain                             6.215                  1.140
-----------------------------------------------------------------------------------------
Redemption fees                                            $ 0.025                $    --
-----------------------------------------------------------------------------------------
Total income from operations                               $ 6.350                $ 1.150
-----------------------------------------------------------------------------------------
Net asset value -- end of period                           $17.500                $11.150
-----------------------------------------------------------------------------------------
Total Return(c)                                              56.95%                 11.50%(f)
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                  $81,611                $ 1,451
Ratios (as a percentage of average net assets)
  Expenses(d)                                                 1.50%                  1.50%(e)
  Net investment income                                       0.77%                  0.32%(e)
Portfolio Turnover                                               6%                     6%
-----------------------------------------------------------------------------------------
(a) Net investment income per share was computed using average shares outstanding.
(b) For the period from the start of business, June 30, 2006 to October 31, 2006.
(c) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested.
(d) The adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.52% and 9.49% (annualized) of average net assets for 2007 and 2006, respectively).
(e) Annualized.
(f) Not annualized.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2007

Financial Highlights - Class C

                                                       Year Ended             Period Ended
                                                  October 31, 2007(a)    October 31, 2006(a)(b)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning of period                     $11.120                $10.000
-----------------------------------------------------------------------------------------

Income from operations
-----------------------------------------------------------------------------------------
Net investment income                                      $ 0.010                $(0.010)
Net realized and unrealized gain                             6.190                  1.130
-----------------------------------------------------------------------------------------
Total income from operations                               $ 6.200                $ 1.120
-----------------------------------------------------------------------------------------
Net asset value -- end of period                           $17.320                $11.120
-----------------------------------------------------------------------------------------
Total Return(c)                                              55.76%                 11.20%(f)
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                  $10,218                $   132
Ratios (as a percentage of average net assets)
  Expenses(d)                                                 2.25%                  2.25%(e)
  Net investment income (loss)                                0.06%                 (0.30)%(e)
Portfolio Turnover                                               6%                     6%
-----------------------------------------------------------------------------------------
(a) Net investment income (loss) per share was computed using average shares outstanding.
(b) For the period from the start of business, June 30, 2006 to October 31, 2006.
(c) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested.
(d) The adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.52% and 9.49% (annualized) of average net assets for 2007 and 2006, respectively).
(e) Annualized.
(f) Not annualized.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2007

Financial Highlights - Class I

                                                       Year Ended             Period Ended
                                                  October 31, 2007(a)    October 31, 2006(a)(b)
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                    $ 11.150                $10.000
-----------------------------------------------------------------------------------------

Income from operations
-----------------------------------------------------------------------------------------
Net investment income                                     $  0.160                $ 0.030
Net realized and unrealized gain                             6.232                  1.120
-----------------------------------------------------------------------------------------
Total income from operations                              $  6.392                $ 1.150
-----------------------------------------------------------------------------------------

Less distributions to shareholders
-----------------------------------------------------------------------------------------
From net investment income                                $ (0.002)               $    --
-----------------------------------------------------------------------------------------
Net asset value -- end of period                           $17.540                $11.150
-----------------------------------------------------------------------------------------
Total Return(c)                                              57.34%                 11.50%(f)
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                 $273,719                $15,405
Ratios (as a percentage of average net assets)
  Expenses(d)                                                 1.25%                  1.25%(e)
  Net investment income                                       1.12%                  0.88%(e)
Portfolio Turnover                                              6%                     6%
-----------------------------------------------------------------------------------------
(a) Net investment income per share was computed using average shares outstanding.
(b) For the period from the start of business, June 30, 2006 to October 31, 2006.
(c) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested.
(d) The adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.52% and 9.49% (annualized) of average net assets for 2007 and 2006, respectively).
(e) Annualized.
(f) Not annualized.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2007

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Structured Emerging Markets Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust), a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to sales charges imposed at time of purchase and assess a redemption fee of 1% for shares redeemed or exchanged within 90 days of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see
  Note 6). Class I shares are offered at net asset value and not subject to a sales charge. The Fund's investment objective is to seek long-term capital appreciation. The Fund normally invests at least 80% of its net assets in equity securities of companies located in emerging market countries, which are those considered to be developing. Each class represents a pro rata interest in the Fund, but votes separately on class specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ Global or Global Select Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices or in the case of preferred equity securities that are not listed or traded in the over the-counter market, by an independent pricing service. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

  Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the fund. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign equity securities. Investments held by the Fund for which valuations or market quotations are not readily available or determined to be unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

  B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries, tax rules and rates. During the year ended October 31, 2007, capital loss carryovers of $21,795 were utilized to offset net realized gains.

  In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to capital gains taxes in certain countries in which it invests. In determining the daily net asset value, the Fund estimates the accrual for capital gains taxes, if any, based on the unrealized appreciation on certain Fund securities and the related tax rates. At October 31, 2007, the Fund had an accrual for capital gains taxes of $291,125 of which $288,137 is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations and were $2,988 for the year ended October 31, 2007.

  D Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and relative size of the funds.

  E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

  F Fund Redemption Fees -- Upon the redemption or exchange of shares by Class A or Class I shareholders within 90 days of settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

  G Repurchase Agreements -- Under the terms of a repurchase agreement, the Fund's custodian takes possession of an underlying collateral security, the market value of which is at all times at least equal to the principal, including accrued interest, of the repurchase transaction. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral by the Fund may be delayed or limited.

  H Indemnifications -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  J Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

  K Expense Reduction -- State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

2 Distributions to Shareholders
-------------------------------------------------------------------------------
  It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, and at least one distribution annually of all or substantially all of its realized capital gains. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

  The tax character of the distributions declared for the year ended October 31, 2007 and the period ended October 31, 2006 was as follows:

                                        Year Ended           Period Ended
                                  October 31, 2007    October 31, 2006(a)
  -----------------------------------------------------------------------
  Distributions declared from:
  -----------------------------------------------------------------------
  Ordinary Income                           $5,141            $--
  -----------------------------------------------------------------------
  (a) For the period from the start of business, June 30, 2006 to October 31, 2006.

  During the year ended October 31, 2007 undistributed net investment income was decreased by $527,241 and accumulated net realized gain on investments was increased by $527,241 primarily due to differences between book and tax accounting for foreign currency transactions. This change had no effect on the net assets or the net asset value per share.

  At October 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

  Undistributed ordinary income                                  $ 3,200,367
  Undistributed net realized gain                                  1,121,716
  Unrealized appreciation (depreciation)                          68,095,108

  The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to Passive Foreign Investment Companies and wash sales.

3 Shares of Beneficial Interest
-------------------------------------------------------------------------------
  The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              Year Ended          Period Ended
  Class A                               October 31, 2007    October 31, 2006(a)
  -----------------------------------------------------------------------------
  Sales                                        4,947,803                130,403
  Redemptions                                   (415,547)                  (242)
  -----------------------------------------------------------------------------
  Net Increase                                 4,532,256                130,161
  -----------------------------------------------------------------------------
  Class C
  -----------------------------------------------------------------------------
  Sales                                          623,674                 11,900
  Redemptions                                    (45,476)                    (2)
  -----------------------------------------------------------------------------
  Net Increase                                   578,198                 11,898
  -----------------------------------------------------------------------------
  Class I
  -----------------------------------------------------------------------------
  Sales                                       15,749,998              1,381,194
  Issued to shareholders electing to
   receive payments of distributions
   in Fund shares                                    217                     --
  Redemptions                                 (1,523,888)                    (2)
  -----------------------------------------------------------------------------
  Net Increase                                14,226,327              1,381,192
  -----------------------------------------------------------------------------
  (a) For the period from the start of business, June 30, 2006 to October 31, 2006.

  For the year ended October 31, 2007 and the period ended October 31, 2006, the Fund received $738,985 and $25, respectively, in the redemption fees on Class A shares, for the year ended October 31, 2007, the Fund received $456 in redemption fees on Class I shares.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------------------------------------------
  Under its investment advisory agreement with the Fund, Eaton Vance Management
  (EVM) receives a monthly advisory fee equal to an annual rate of 0.85% annually of the average daily net assets of the Fund up to $500 million and 0.80% annually of the average daily net assets of the Fund on the next $500 million. On net assets of $1 billion and over, the annual fee is further reduced. For the year ended October 31, 2007, the Fund's advisory fee was $1,174,916. Pursuant to a sub-advisory agreement, Eaton Vance has delegated the investment management of the Fund to Parametric Portfolio Associates (Parametric), a majority-owned subsidiary of Eaton Vance. Eaton Vance pays Parametric a portion of the advisory fee for sub-advisory services provided to the Fund.

  EVM also serves as administrator to the Fund and receives from the Fund a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

  EVM has agreed to waive fees and reimburse expenses to the extent that total annual operating expenses exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares through February 28, 2008. Thereafter the waiver and reimbursement may be changed or terminated at any time. Pursuant to this agreement EVM waived fees and reimbursed expenses of $719,726 during the year ended October 31, 2007.

  EVM serves as the sub-transfer agent of the Fund and receives from the transfer an aggregate fee based on actual expenses incurred by EVM in the performance of these services. During the year ended October 31, 2007, EVM received $1,593 in sub-transfer agent fees.

  The Fund was informed that EVD received $30,453 as its portion of the sales charge on sales of Class A for the year ended October 31, 2007.

  EVD also receives distribution and service fees from Class A and Class C shares (see Note 5) and contingent deferred sales charges (see Note 6).

  Except for Trustees of the Funds who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Certain officers and one Trustee of the Funds are officers of EVM.

  Certain officers and Trustees of the Fund are officers of the above organization.

5 Distribution and Service Plans
-------------------------------------------------------------------------------
  The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of the its average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended October 31, 2007 for Class A shares amounted to $56,185. The Fund also has in effect distribution plans for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by Class C. For the year ended October 31, 2007 distribution fees paid or accrued to EVD amounted to $22,275 for Class C shares. At October 31, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $481,072 for Class C shares. The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended October 31, 2007 amounted to $7,424 for Class C shares.

6 Contingent Deferred Sales Charge
-------------------------------------------------------------------------------
  Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Class C generally is subject to a 1% CDSC if redeemed within twelve months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions.

  No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class C Plan (see Note 5). CDSC assessed on Class C shares when no Uncovered Distribution Charges exist will be credited to the Fund. For the year ended October 31, 2007, the Fund was informed that EVD received approximately $11,000 and $3,000 of CDSCs paid by Class A and Class C shareholders, respectively.

7 Investment Transactions
-------------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $279,209,181 and $8,953,425 respectively, for the year ended October 31, 2007.

8 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2007, as computed on a federal income tax basis, were as follows:

  Aggregate Cost                                               $292,139,337
  -------------------------------------------------------------------------
  Gross unrealized appreciation                                 $72,009,148
  Gross unrealized depreciation                                  (3,642,629)
  -------------------------------------------------------------------------
  Net unrealized appreciation                                   $68,366,519
  -------------------------------------------------------------------------

  The net unrealized appreciation on foreign currency was $16,726 at October 31, 2007.

9 Risks Associated with Foreign Investments
-------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

10 Financial Instruments
-------------------------------------------------------------------------------
  The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2007, there were no obligations outstanding under these financial instruments.

11 Recently Issued Accounting Pronouncements
-------------------------------------------------------------------------------
  In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes
  - an interpretation of FASB Statement No. 109." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

  In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of Eaton Vance Structured Emerging Markets
Fund:
-------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Structured Emerging Markets Fund (the "Fund"), including the portfolio of investments, as of October 31, 2007, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights, based on our audit. The statement of changes in net assets and the financial highlights for the period from the start of business, June 30, 2006, to October 31, 2006 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated December 20, 2006.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Structured Emerging Markets Fund as of October 31, 2007, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 17, 2007

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2007

FEDERAL TAX INFORMATION (UNAUDITED)

The Form 1099-DIV you receive in January 2008 will show the tax status of all distributions paid to your account in calendar 2007. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income. The Fund designates approximately $2,033,223, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit. The Fund paid foreign taxes of $374,841 and recognized foreign source income of $3,528,213.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2007

OTHER MATTERS

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 6, 2007, PricewaterhouseCoopers LLP resigned in the ordinary course as the independent registered public accounting firm for the Fund.

The report of PricewaterhouseCoopers LLP on the Fund's financial statements for its initial fiscal year contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund's initial fiscal year and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their report on the Fund's financial statements for such initial year, and there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

At a meeting held on August 6, 2007, based on Audit Committee recommendations and approvals, the full Board of Trustees of the Fund approved Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2007. To the best of the Fund's knowledge, for the period June 30, 2006 (commencement of operations) to October 31, 2006 and through August 6, 2007, the Fund did not consult with Deloitte &Touche LLP on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or concerned the subject of a disagreement (as defined in paragraph (a)(l)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(l)(v) of Item 304 of Regulation S-K).

EATON VANCE STRUCTURED EMERGING MARKETS FUND

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses
  o An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
  o An independent report comparing each fund's total expense ratio and its components to comparable funds;
  o An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
  o Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
  o Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
  o Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management
  o Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;
  o Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
  o Data relating to portfolio turnover rates of each fund;
  o The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser
  o Reports detailing the financial results and condition of each adviser;
  o Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
  o Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
  o Copies of or descriptions of each adviser's proxy voting policies and procedures;
  o Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
  o Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information
  o Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
  o Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and
  o The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen, fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Structured Emerging Markets Fund (the "Fund") with Eaton Vance Management (the "Adviser"), and the sub-advisory agreement with Parametric Portfolio Associates (the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser's and Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising the Sub-adviser. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements, respectively.

Fund Performance
The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2006 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses
The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the one-year period ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability
The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that assuming reasonably foreseeable increase in the assets of the Fund, the Adviser and its affiliates, including the Sub-adviser, and the Fund can be expected to continue to share such benefits equitably.

EATON VANCE STRUCTURED EMERGING MARKETS FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston,
Massachusetts, 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton
Vance Management, "BMR" refers to Boston Management and Research, "Parametric" refers to Parametric Portfolio Associates and "EVD"
refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the
Fund's principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

                                                                                                        Number of
                                               Term of                                                Portfolios in
                          Position(s)        Office and                                                Fund Complex       Other
                            With the          Length of             Principal Occupation(s)              Overseen     Directorships
Name and Date of Birth       Trust             Service              During Past Five Years            by Trustee(1)        Held
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee

Thomas E. Faust Jr.     Trustee and      Trustee since 2007  Chairman, Chief Executive Officer and         176      Director of EVC
5/31/58                 President of     and President of    President of EVC, President of EV,
                        the Trust        the Trust           Chief Executive Officer and President
                                         since 2002          of EVM and BMR, and Director of EVD.
                                                             Trustee and/or Officer of 176
                                                             registered investment companies and 5
                                                             private investment companies in the
                                                             Eaton Vance Fund Complex. Mr. Faust
                                                             is an interested person because of
                                                             his positions with EVM, BMR, EVC and
                                                             EV which are affiliates of the Trust.

Noninterested Trustee(s)

Benjamin C. Esty        Trustee          Since 2005          Ray and Elizabeth Simmons Professor           176      None
1/2/63                                                       of Business Administration, Harvard
                                                             University Graduate School of Business
                                                             Administration (since 2003). Formerly,
                                                             Associate Professor, Harvard
                                                             University Graduate School of
                                                             Business (2000-2003).

Allen R. Freedman       Trustee          Since 2007          Former Chairman and Chief Executive           175      Director of
4/30/40                                                      Officer of Assurant, Inc. (insurance                   Assurant, Inc.
                                                             provider) (1978-2006). Formerly a                      and Stonemor
                                                             Director of Loring Ward International                  Partners L.P.
                                                             (fund distributor) (2005-2007).                        (owner and
                                                                                                                    operator of
                                                                                                                    cemeteries)

William H. Park         Trustee          Since 2003          Vice Chairman, Commercial Industrial          176      None
9/19/47                                                      Finance Corp. (specialty finance
                                                             company) (since 2006). Formerly,
                                                             President and Chief Executive Officer,
                                                             Prizm Capital Management LLC (investment
                                                             management firm) (2002-2005).

Ronald A. Pearlman      Trustee          Since 2003          Professor of Law, Georgetown University       176      None
7/10/40                                                      Law Center

Norton H. Reamer        Trustee          Since 1986          President, Chief Executive Officer and        176      None
9/21/35                                                      a Director of Asset Management Finance
                                                             Corp. (a specialty finance company
                                                             serving the investment management
                                                             industry) (since October 2003).
                                                             President, Unicorn Corporation (an
                                                             investment and financial advisory
                                                             services company) (since September
                                                             2000). Formerly, Chairman and Chief
                                                             Operating Officer, Hellman, Jordan
                                                             Management Co., Inc. (an investment
                                                             management company) (2000-2003).
                                                             Formerly, Advisory Director of Berkshire
                                                             Capital Corporation (investment
                                                             banking firm) (2002-2003).

Heidi L. Steiger        Trustee          Since 2007          President, Lowenhaupt Global Advisors,                 Director of
7/8/53                                                       LLC (global wealth management firm)                    Nuclear Electric
                                                             (since 2005); formerly, President and                  Insurance Ltd.
                                                             Contributing Editor, Worth Magazine                    (nuclear
                                                             (2004); formerly, Executive Vice                       insurance
                                                             President and Global Head of Private                   provider) and
                                                             Asset Management (and various other                    Aviva USA
                                                             positions), Neuberger Berman                           (insurance
                                                             (investment firm) (1986-2004).                         provider)

Lynn A. Stout           Trustee          Since 1998          Paul Hastings Professor of Corporate          176      None
9/14/57                                                      and Securities Law, University of
                                                             California at Los Angeles School of Law.

Ralph F. Verni          Chairman of      Chairman of         Consultant and private investor.              176      None
1/26/43                 the Board        the Board
                        and Trustee      since 2007 and
                                         Trustee since
                                         2005

                                              Term of
                            Position(s)      Office and
                              with the       Length of         Principal Occupation(s)
Name and Date of Birth         Trust          Service          During Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Principal Officers who are not Trustees

William H. Ahern, Jr.           Vice         Since 1995     Vice President of EVM and BMR. Officer of 74 registered investment
7/28/59                      President                      companies managed by EVM or BMR.

Cynthia J. Clemson              Vice         Since 2005     Vice President of EVM and BMR. Officer of 89 registered investment
3/2/63                       President                      companies managed by EVM or BMR.

Charles B. Gaffney              Vice         Since 2007     Vice President of EVM and BMR. Previously, Sector Portfolio Manager and
12/4/72                      President                      Senior Equity Analyst of Brown Brothers Harriman (1997-2003). Officer
                                                            of 29 registered investment companies managed by EVM or BMR.

Christine M. Johnston           Vice         Since 2007     Vice President of EVM and BMR. Officer of 34 registered investment
11/9/72                      President                      companies managed by EVM or BMR.

Aamer Khan                      Vice         Since 2005     Vice President of EVM and BMR. Officer of 32 registered investment
6/7/60                       President                      companies managed by EVM or BMR.

Thomas H. Luster                Vice         Since 2006     Vice President of EVM and BMR. Officer of 48 registered investment
4/8/62                       President                      companies managed by EVM or BMR.

Michael R. Mach                 Vice         Since 1999     Vice President of EVM and BMR. Officer of 54 registered investment
7/15/47                      President                      companies managed by EVM or BMR.

Robert B. MacIntosh             Vice         Since 1998     Vice President of EVM and BMR. Officer of 89 registered investment
1/22/57                      President                      companies managed by EVM or BMR.

Duncan W. Richardson            Vice         Since 2001     Executive Vice President and Chief Equity Investment Officer of EVC,
10/26/57                     President                      EVM and BMR. Officer of 80 registered investment companies managed by
                                                            EVM or BMR.

Walter A. Row, III              Vice         Since 2001     Director of Equity Research and a Vice President of EVM and BMR.
7/20/57                      President                      Officer of 38 registered investment companies managed by EVM or BMR.

Judith A. Saryan                Vice         Since 2003     Vice President of EVM and BMR. Officer of 53 registered investment
8/21/54                      President                      companies managed by EVM or BMR.

Susan Schiff                    Vice         Since 2002     Vice President of EVM and BMR. Officer of 35 registered investment
3/13/61                      President                      companies managed by EVM or BMR.

Thomas Seto                     Vice         Since 2007     Vice President and Director of Portfolio Management of Parametric.
9/27/62                      President                      Officer of 30 registered investment companies managed by EVM or BMR.

David M. Stein                  Vice         Since 2007     Managing Director and Chief Investment Officer of Parametric. Officer
5/4/51                       President                      of 30 registered investment companies managed by EVM or BMR.

Mark S. Venezie                 Vice         Since 2007     Vice President of EVM and BMR. Officer of 35 registered investment
5/23/49                      President                      companies managed by EVM or BMR.

Adam A. Weigold                 Vice         Since 2007     Vice President of EVM and BMR. Officer of 70 registered investment
3/22/75                      President                      companies managed by EVM or BMR.

Barbara E. Campbell          Treasurer       Since 2005     Vice President of EVM and BMR. Officer of 176 registered investment
6/19/57                                                     companies managed by EVM or BMR.

Maureen A. Gemma             Secretary       Since 1997     Vice President and Deputy Chief Legal Officer of EVM and BMR. Officer
5/24/60                                                     of 176 registered investment companies managed by EVM or BMR.

Paul M. O'Neil                 Chief         Since 2004
7/11/53                      Compliance                     Vice President of EVM and BMR. Officer of 170 registered investment
                              Officer                       companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

              INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE
                       STRUCTURED EMERGING MARKETS FUND
                             Eaton Vance Management
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

          SUB-ADVISER OF EATON VANCE STRUCTURED EMERGING MARKETS FUND
                        PARAMETRIC PORTFOLIO ASSOCIATES
                            1151 Fairview Avenue N.
                               Seattle, WA 98109

                             PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                   CUSTODIAN
                         STATE STREET BANK & TRUST CO.
                              225 Franklin Street
                                Boston, MA 02110

                                 TRANSFER AGENT
                                   PFPC INC.
                            ATtn: Eaton Vance Funds
                                 P.O. Box 9653
                           Providence, RI 02940-9653

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                             DELOITTE & TOUCHE LLP
                              200 Berkeley Street
                             Boston, MA 02116-5022

                  EATON VANCE STRUCTURED EMERGING MARKETS FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

--------------------------------------------------------------------------------
THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH
YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.
--------------------------------------------------------------------------------

2774-12/07                                                                SEMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

Eaton Vance Tax-Managed Small Cap Value Fund, Eaton Vance Tax-Managed Mid-Cap Core Fund, Eaton Vance Multi-Cap Opportunity Fund, Eaton Vance Tax-Managed Value Fund, Eaton Vance Tax-Managed International Equity Fund, Eaton Vance Tax-Managed Small-Cap Growth Fund, Eaton Vance Tax-Managed Equity Asset Allocation Fund, Eaton Vance High Income Fund, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate High Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance Low Duration Fund, Eaton Vance Government Obligations Fund, Eaton Vance Diversified Income Fund, Eaton Vance Equity Research Fund, Eaton Vance Tax-Managed Dividend Income Fund, Eaton Vance Dividend Income Fund, Eaton Vance International Equity Fund and Eaton Vance Structured Emerging Markets Fund, Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund (the "Fund(s)") are series of Eaton Vance Mutual Funds Trust (the "Trust"), a Massachusetts business trust, which, including the Funds, contains a total of 29 series (the "Series"). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds' annual reports.

With the exception of Tax-Managed Dividend Income Fund, the following tables present the aggregate fees billed to each Fund for the Fund's respective fiscal years ended October 31, 2006 and October 31, 2007 or for those Funds which have not completed two years of operations, for such fiscal periods as indicated on the following tables, by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods. In 2006, Eaton Vance Tax-Managed Dividend Income Fund changed its fiscal year end from April 30 to October 31. In 2007, Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund changed their fiscal year ends from December 31 to October 31. Accordingly the tables for this Fund show fee information for the fiscal year ended April 30, 2006, the period from May 1, 2006 to October 31, 2006, and the fiscal year ended October 31, 2007.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

FISCAL YEARS ENDED                         10/31/06                    10/31/07
-------------------------------------------------------------------------------

Audit Fees                                 $9,020                      $10,410

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                6,320                       6,541

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $15,340                     $16,951
                                           ====================================

EATON VANCE TAX-MANAGED MID-CAP CORE FUND

FISCAL YEARS ENDED                         10/31/06                    10/31/07
-------------------------------------------------------------------------------

Audit Fees                                 $9,020                      $10,410

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                6,540                       6,769

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $15,560                     $17,179
                                           ====================================

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND

FISCAL YEARS ENDED                         10/31/06                    10/31/07
-------------------------------------------------------------------------------

Audit Fees                                 $11,230                     $12,620

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                6,320                       6,541

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $17,550                     $19,161
                                           ====================================

EATON VANCE TAX-MANAGED VALUE FUND

FISCAL YEARS ENDED                         10/31/06                    10/31/07
-------------------------------------------------------------------------------

Audit Fees                                 $12,490                     $13,880

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                6,540                       6,769

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $19,030                     $20,649
                                           ====================================



EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND

FISCAL YEARS ENDED                         10/31/06                    10/31/07
-------------------------------------------------------------------------------

Audit Fees                                 $11,230                     $13,880

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                6,430                       6,655

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $17,660                     $20,535
                                           ====================================

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND

FISCAL YEARS ENDED                         10/31/06                    10/31/07
-------------------------------------------------------------------------------

Audit Fees                                 $15,490                     $16,880

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                6,540                       6,769

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $22,030                     $23,649
                                           ====================================



EATON VANCE TAX MANAGED EQUITY ASSET ALLOCATION FUND

FISCAL YEARS ENDED                         10/31/06                    10/31/07
-------------------------------------------------------------------------------

Audit Fees                                 $48,590                     $51,880

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                17,440                      18,050

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $66,030                     $69,930
                                           ====================================



EATON VANCE HIGH INCOME FUND

FISCAL YEARS ENDED                         10/31/06                    10/31/07
-------------------------------------------------------------------------------

Audit Fees                                 $12,490                     $13,780

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                6,320                       6,541

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $18,810                     $20,321
                                           ====================================



EATON VANCE FLOATING-RATE FUND

FISCAL YEARS ENDED                         10/31/06                    10/31/07
-------------------------------------------------------------------------------

Audit Fees                                 $12,490                     $13,530

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                6,540                       6,769

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $19,030                     $20,299
                                           ====================================

EATON VANCE FLOATING-RATE HIGH INCOME FUND

FISCAL YEARS ENDED                         10/31/06                    10/31/07
-------------------------------------------------------------------------------

Audit Fees                                 $  12,490                   $  13,530

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                6,540                       6,769

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $19,030                     $20,299
                                           ====================================



EATON VANCE STRATEGIC INCOME FUND

FISCAL YEARS ENDED                         10/31/06                    10/31/07
-------------------------------------------------------------------------------

Audit Fees                                 $34,300                     $30,000

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                20,325                      19,000

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $54,625                     $49,000
                                           ====================================



EATON VANCE LOW DURATION FUND

FISCAL YEARS ENDED                         10/31/06                    10/31/07
-------------------------------------------------------------------------------

Audit Fees                                 $24,400                     $24,000

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                12,125                      12,000

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $36,525                     $36,000
                                           ====================================



EATON VANCE GOVERNMENT OBLIGATIONS FUND

FISCAL YEARS ENDED                         10/31/06                    10/31/07
-------------------------------------------------------------------------------

Audit Fees                                 $24,700                     $24,000

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                14,275                      11,000

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $38,975                     $35,000
                                           ====================================



EATON VANCE DIVERSIFIED INCOME FUND

FISCAL YEARS ENDED                         10/31/06                    10/31/07
-------------------------------------------------------------------------------

Audit Fees                                 $27,500                     $20,000

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                15,150                      15,000

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $42,650                     $35,000
                                           ====================================



EATON VANCE EQUITY RESEARCH FUND

FISCAL YEARS ENDED                         10/31/06                    10/31/07
-------------------------------------------------------------------------------

Audit Fees                                 $25,300                     $25,000

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                9,675                       7,800

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $34,975                     $32,800
                                           ====================================



EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND

FISCAL YEARS ENDED                         10/31/06                    10/31/07
-------------------------------------------------------------------------------

Audit Fees                                 $48,590                     $49,980

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                9,620                       9,957

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $58,210                     $59,937
                                           ====================================



EATON VANCE DIVIDEND INCOME FUND

FISCAL YEARS ENDED                         10/31/06*                   10/31/07
-------------------------------------------------------------------------------

Audit Fees                                 $11,360                     $12,750

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                8,000                       8,280

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $19,360                     $21,030
                                           ====================================

* For the period from commencement of operations on November 30, 2005 to

  October 31, 2006



EATON VANCE INTERNATIONAL EQUITY FUND

FISCAL YEARS ENDED                         10/31/06*                   10/31/07
-------------------------------------------------------------------------------

Audit Fees                                 $11,360                     $12,750

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                8,000                       8,280

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $19,360                     $21,030
                                           ====================================

* For the period from commencement of operations on May 31, 2006 to October 31, 2006



EATON VANCE STRUCTURED EMERGING MARKETS FUND

FISCAL YEARS ENDED                         0/31/06*                    10/31/07
-------------------------------------------------------------------------------

Audit Fees                                 $73,400                     $70,000

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                4,050                       11,000

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $87,450                     $81,000
                                           ====================================



EATON VANCE CASH MANAGEMENT FUND

--------------------------------------------------------------------------------

FISCAL YEARS ENDED              12/31/05      12/31/06      1/1/2007-10/31/07
--------------------------------------------------------------------------------

Audit Fees                      $10,900       $11,900       $15,000

Audit-Related Fees(1)           0             0             0

Tax Fees(2)                     5,550         5,875         5,800

All Other Fees(3)               0             0             0
                                ------------------------------------------------

 Total                          $16,450       $17,775       $20,800
                                ================================================



EATON VANCE MONEY MARKET FUND



--------------------------------------------------------------------------------

FISCAL YEARS ENDED              12/31/05      12/31/06      1/1/2007-10/31/07
--------------------------------------------------------------------------------

Audit Fees                      $10,900       $11,900       $ 15,000

Audit-Related fees(1)           0             0             0

Tax Fees(2)                     5,525         5,875         5,800

All Other Fees(3)               0             0             0
                                ------------------------------------------------

Total                           $16,425       $17,775       $20,800
                                ================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (October 31 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series' respective principal accountant for the last two fiscal years of each Series. For certain Series, Pricewaterhouse Coopers was the principal accountant for the fiscal years ended 2006. During the fiscal years ended 2007, Pricewaterhouse Coopers was replaced by D&T.

FISCAL YEARS ENDED               12/31/05                    10/31/06                    12/31/06                    10/31/07

                            PWC           D&T           PWC           D&T           PWC           D&T           PWC           D&T
----------------------------------------------------------------------------------------------------------------------------------
AUDIT FEES              $74,200           $22,670       $0           $43,070       $74,200       $22,670        $0         $43,070

AUDIT-RELATED FEES(1)   0                 0             0            0             0             0              0          0

TAX FEES(2)             $31,500           $11,550       0            $19,290       $31,500       $11,550        0          $19,290

ALL OTHER FEES(3)       0                 0             0            0             0             0              0          0
                        ----------------------------------------------------------------------------------------------------------

TOTAL                   $105,700          $34,220       $0           $62,360       $105,700      $ 34,220       $0         $62,360
                        ==========================================================================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds' fiscal years ended October 31, 2006 and October 31, 2007, $35,000 was billed for each such fiscal year by D&T, the principal accountant for certain funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management's assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7)
(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series' respective principal accountant for the last 2 fiscal years of each Series. For the fiscal years ended 2006, for certain Series, Pricewaterhouse Coopers was replaced by D&T.

FISCAL YEARS ENDED      12/31/05                    10/31/06                    12/31/06                     10/31/07

                     PWC           D&T      PWC         D&T                PWC         D&T             PWC         D&T
-------------------------------------------------------------------------------------------------------------------------
REGISTRANT(1)      $31,500       $11,550   $0         $19,290             $31,500     $11,550        $0            $19,290

EATON VANCE(2)     $83,416       $42,100   $68,486    $72,100             $83,416     $42,100        $68,486       $72,100


(1) Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were "feeder"
    funds in a "master-feeder" fund structure or funds of funds.
(2) Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds (if applicable).

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No Material Changes.

ITEM 11. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust
------------------------------


By: /s/ Thomas E. Faust, Jr.
    ---------------------------
    Thomas E. Faust, Jr.
    President

Date: December 11, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Barbara E. Campbell
    ---------------------------
    Barbara E. Campbell
    Treasurer


Date: December 11, 2007
      -----------------


By: /s/ Thomas E. Faust, Jr.
    ---------------------------
    Thomas E. Faust, Jr.
    President


Date: December 11, 2007
      -----------------